UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2019

VP Balanced Fund
Class I (AVBIX)
Class II (AVBTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Top Ten Common Stocks	% of net assets
Microsoft Corp.	2.6%
Amazon.com, Inc.	2.4%
Apple, Inc.	2.3%
Alphabet, Inc., Class A	2.0%
Facebook, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.3%
Visa, Inc., Class A	1.2%
Bank of America Corp.	1.1%
Verizon Communications, Inc.	1.0%
Chevron Corp.	1.0%

Top Five Common Stocks Industries	% of net assets
Software	5.1%
Banks	3.7%
Interactive Media and Services	3.6%
Health Care Equipment and Supplies	3.2%
Internet and Direct Marketing Retail	3.1%

Key Fixed-Income Portfolio Statistics
Average Duration (effective)	5.6 years
Weighted Average Life to Maturity	7.3 years

Types of Investments in Portfolio	% of net assets
Common Stocks	58.6%
U.S. Treasury Securities	11.8%
Corporate Bonds	10.6%
U.S. Government Agency Mortgage-Backed Securities	8.8%
Asset-Backed Securities	2.6%
Collateralized Mortgage Obligations	1.8%
Commercial Mortgage-Backed Securities	1.3%
Collateralized Loan Obligations	1.3%
Municipal Securities	0.6%
Bank Loan Obligations	0.1%
U.S. Government Agency Securities	0.1%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	4.3%
Other Assets and Liabilities	(2.0)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,132.80	$3.91	0.74%
Class II	$1,000	$1,129.90	$5.23	0.99%
Hypothetical
Class I	$1,000	$1,021.13	$3.71	0.74%
Class II	$1,000	$1,019.89	$4.96	0.99%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 58.6%
Aerospace and Defense — 0.4%
Boeing Co. (The)	241	$87,726
Hexcel Corp.	2,921	236,251
Raytheon Co.	4,720	820,714
		1,144,691
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	15,098	1,273,516
Banks — 3.7%
Bank of America Corp.	94,996	2,754,884
Comerica, Inc.	15,503	1,126,138
Fifth Third Bancorp	13,118	365,992
JPMorgan Chase & Co.	29,689	3,319,230
SunTrust Banks, Inc.	14,890	935,836
Wells Fargo & Co.	20,336	962,300
		9,464,380
Beverages — 1.5%
Coca-Cola Co. (The)	34,413	1,752,310
PepsiCo, Inc.	15,942	2,090,474
		3,842,784
Biotechnology — 1.5%
AbbVie, Inc.	13,369	972,194
Amgen, Inc.	5,920	1,090,937
Biogen, Inc.(1)	2,777	649,457
Celgene Corp.(1)	8,309	768,084
Gilead Sciences, Inc.	2,110	142,552
Incyte Corp.(1)	3,244	275,610
		3,898,834
Building Products — 0.6%
Johnson Controls International plc	34,511	1,425,649
Masco Corp.	2,977	116,818
		1,542,467
Capital Markets — 0.5%
Artisan Partners Asset Management, Inc., Class A	9,855	271,210
Evercore, Inc., Class A	316	27,988
LPL Financial Holdings, Inc.	12,041	982,184
TD Ameritrade Holding Corp.	1,887	94,199
		1,375,581
Chemicals — 0.1%
CF Industries Holdings, Inc.	2,697	125,977
Commercial Services and Supplies — 1.1%
Republic Services, Inc.	14,911	1,291,889

	Shares/ Principal Amount	Value
Waste Management, Inc.	12,306	$1,419,743
		2,711,632
Communications Equipment — 1.6%
Cisco Systems, Inc.	48,432	2,650,684
Juniper Networks, Inc.	13,702	364,884
Motorola Solutions, Inc.	6,825	1,137,932
		4,153,500
Consumer Finance — 1.1%
Discover Financial Services	19,242	1,492,987
Synchrony Financial	35,392	1,227,040
		2,720,027
Containers and Packaging — 0.4%
Packaging Corp. of America	12,083	1,151,752
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	6,199	1,321,441
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	8,283	277,563
Verizon Communications, Inc.	46,693	2,667,571
		2,945,134
Electric Utilities — 0.1%
Exelon Corp.	4,256	204,033
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	3,961	648,931
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	4,251	471,861
FLIR Systems, Inc.	1,594	86,236
Keysight Technologies, Inc.(1)	13,527	1,214,860
National Instruments Corp.	2,478	104,051
		1,877,008
Entertainment — 1.4%
Activision Blizzard, Inc.	28,997	1,368,658
Electronic Arts, Inc.(1)	14,203	1,438,196
Take-Two Interactive Software, Inc.(1)	3,315	376,352
Walt Disney Co. (The)	2,220	310,001
		3,493,207
Equity Real Estate Investment Trusts (REITs) — 1.1%
Brixmor Property Group, Inc.	9,772	174,723
CareTrust REIT, Inc.	3,835	91,196
GEO Group, Inc. (The)	31,651	664,988
Healthcare Trust of America, Inc., Class A	40,818	1,119,638
Life Storage, Inc.	7,075	672,691
		2,723,236
Food Products — 1.3%
Campbell Soup Co.	12,208	489,175
General Mills, Inc.	25,508	1,339,680
Hershey Co. (The)	10,832	1,451,813
		3,280,668

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies — 3.2%
Danaher Corp.	14,010	$2,002,309
DexCom, Inc.(1)	3,071	460,159
Hill-Rom Holdings, Inc.	7,021	734,537
Hologic, Inc.(1)	7,413	355,972
Integer Holdings Corp.(1)	6,074	509,730
Medtronic plc	22,076	2,149,981
NuVasive, Inc.(1)	3,044	178,196
STERIS plc	2,452	365,054
Stryker Corp.	7,310	1,502,790
		8,258,728
Health Care Providers and Services — 0.4%
Amedisys, Inc.(1)	4,379	531,654
Encompass Health Corp.	919	58,228
HealthEquity, Inc.(1)	1,595	104,313
UnitedHealth Group, Inc.	1,600	390,416
		1,084,611
Hotels, Restaurants and Leisure — 1.4%
Chipotle Mexican Grill, Inc.(1)	850	622,948
Darden Restaurants, Inc.	11,347	1,381,270
Starbucks Corp.	20,265	1,698,815
		3,703,033
Household Durables — 0.1%
Newell Brands, Inc.	21,478	331,191
Household Products — 0.5%
Colgate-Palmolive Co.	11,514	825,208
Procter & Gamble Co. (The)	5,303	581,474
		1,406,682
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.	13,706	481,355
Insurance — 0.7%
Mercury General Corp.	5,054	315,875
Progressive Corp. (The)	18,940	1,513,874
		1,829,749
Interactive Media and Services — 3.6%
Alphabet, Inc., Class A(1)	4,840	5,240,752
Facebook, Inc., Class A(1)	20,933	4,040,069
		9,280,821
Internet and Direct Marketing Retail — 3.1%
Amazon.com, Inc.(1)	3,319	6,284,958
eBay, Inc.	42,480	1,677,960
		7,962,918
IT Services — 2.9%
Akamai Technologies, Inc.(1)	16,965	1,359,575
EVERTEC, Inc.	5,960	194,892
Mastercard, Inc., Class A	5,537	1,464,703
PayPal Holdings, Inc.(1)	11,581	1,325,561

	Shares/ Principal Amount	Value
Visa, Inc., Class A	18,049	$3,132,404
		7,477,135
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	15,874	1,185,312
Bio-Rad Laboratories, Inc., Class A(1)	1,326	414,494
Illumina, Inc.(1)	2,841	1,045,914
Thermo Fisher Scientific, Inc.	7,549	2,216,990
		4,862,710
Machinery — 1.1%
Allison Transmission Holdings, Inc.	18,404	853,025
Cummins, Inc.	6,329	1,084,411
Snap-on, Inc.	5,769	955,577
		2,893,013
Metals and Mining — 0.5%
Steel Dynamics, Inc.	39,365	1,188,823
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.	9,035	205,275
Oil, Gas and Consumable Fuels — 2.8%
Chevron Corp.	21,389	2,661,647
ConocoPhillips	1,657	101,077
CVR Energy, Inc.	20,071	1,003,349
Delek US Holdings, Inc.	6,343	257,018
Exxon Mobil Corp.	10,981	841,474
HollyFrontier Corp.	14,251	659,536
Occidental Petroleum Corp.	4,134	207,858
Phillips 66	15,496	1,449,496
		7,181,455
Paper and Forest Products — 0.4%
Domtar Corp.	22,960	1,022,409
Personal Products — 0.2%
Edgewell Personal Care Co.(1)	6,870	185,146
Herbalife Nutrition Ltd.(1)	8,713	372,568
		557,714
Pharmaceuticals — 2.6%
Allergan plc	4,513	755,611
Eli Lilly & Co.	2,659	294,591
Jazz Pharmaceuticals plc(1)	2,710	386,338
Johnson & Johnson	17,378	2,420,408
Merck & Co., Inc.	11,562	969,474
Pfizer, Inc.	25,379	1,099,418
Zoetis, Inc.	6,300	714,987
		6,640,827
Professional Services — 0.8%
CoStar Group, Inc.(1)	2,348	1,300,933
Korn Ferry	1,570	62,910

	Shares/ Principal Amount	Value
Robert Half International, Inc.	11,653	$664,337
		2,028,180
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.	1,269	178,536
Road and Rail — 0.5%
CSX Corp.	17,634	1,364,343
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom, Inc.	6,665	1,918,587
Intel Corp.	27,974	1,339,115
QUALCOMM, Inc.	7,539	573,492
Xilinx, Inc.	5,079	598,916
		4,430,110
Software — 5.1%
Adobe, Inc.(1)	7,339	2,162,437
Intuit, Inc.	6,725	1,757,444
LogMeIn, Inc.	1,827	134,614
Microsoft Corp.	49,442	6,623,250
Oracle Corp.(New York)	26,661	1,518,877
VMware, Inc., Class A	6,053	1,012,122
		13,208,744
Specialty Retail — 1.4%
AutoZone, Inc.(1)	1,201	1,320,463
Murphy USA, Inc.(1)	3,486	292,928
O'Reilly Automotive, Inc.(1)	3,646	1,346,541
Ross Stores, Inc.	6,572	651,417
		3,611,349
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc.	30,168	5,970,851
Textiles, Apparel and Luxury Goods — 1.3%
Deckers Outdoor Corp.(1)	7,026	1,236,365
NIKE, Inc., Class B	20,643	1,732,980
Tapestry, Inc.	8,305	263,518
		3,232,863
Thrifts and Mortgage Finance — 0.2%
Essent Group Ltd.(1)	10,188	478,734
Transportation Infrastructure†
Macquarie Infrastructure Corp.	2,880	116,755
TOTAL COMMON STOCKS (Cost $118,605,258)		150,887,713
U.S. TREASURY SECURITIES — 11.8%
U.S. Treasury Bills, 2.54%, 2/27/20(2)	$2,000,000	1,974,106
U.S. Treasury Bonds, 3.50%, 2/15/39	900,000	1,068,381
U.S. Treasury Bonds, 4.375%, 11/15/39	400,000	531,500
U.S. Treasury Bonds, 3.125%, 11/15/41	300,000	335,537
U.S. Treasury Bonds, 3.00%, 5/15/42	1,700,000	1,860,205
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	680,964
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	320,648

	Shares/ Principal Amount	Value
U.S. Treasury Bonds, 2.50%, 2/15/45	$1,710,000	$1,701,918
U.S. Treasury Bonds, 3.00%, 5/15/45	250,000	273,125
U.S. Treasury Bonds, 3.00%, 11/15/45	400,000	437,320
U.S. Treasury Bonds, 3.375%, 11/15/48	1,160,000	1,363,793
U.S. Treasury Notes, 1.50%, 10/31/19(3)	150,000	149,713
U.S. Treasury Notes, 1.875%, 12/15/20	1,200,000	1,200,539
U.S. Treasury Notes, 2.625%, 12/15/21	2,100,000	2,145,691
U.S. Treasury Notes, 1.875%, 1/31/22	3,400,000	3,411,422
U.S. Treasury Notes, 2.375%, 3/15/22	1,500,000	1,526,396
U.S. Treasury Notes, 1.75%, 6/15/22	1,000,000	1,001,152
U.S. Treasury Notes, 2.00%, 11/30/22	3,100,000	3,127,428
U.S. Treasury Notes, 2.375%, 2/29/24	1,000,000	1,027,813
U.S. Treasury Notes, 2.625%, 12/31/25	1,600,000	1,674,969
U.S. Treasury Notes, 3.125%, 11/15/28	3,500,000	3,837,422
U.S. Treasury Notes, 2.375%, 5/15/29	800,000	826,359
TOTAL U.S. TREASURY SECURITIES (Cost $29,141,950)		30,476,401
CORPORATE BONDS — 10.6%
Aerospace and Defense†
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	21,339
United Technologies Corp., 6.05%, 6/1/36	35,000	44,900
United Technologies Corp., 5.70%, 4/15/40	20,000	25,387
		91,626
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	60,000	61,342
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	200,000	199,899
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	52,725
General Motors Co., 4.20%, 10/1/27	30,000	30,237
General Motors Co., 5.15%, 4/1/38	50,000	49,452
General Motors Financial Co., Inc., 3.20%, 7/6/21	120,000	121,060
General Motors Financial Co., Inc., 5.25%, 3/1/26	200,000	214,704
		668,077
Banks — 2.2%
Bank of America Corp., 4.10%, 7/24/23	130,000	138,769
Bank of America Corp., MTN, 4.20%, 8/26/24	120,000	127,665
Bank of America Corp., MTN, 4.00%, 1/22/25	505,000	531,248
Bank of America Corp., MTN, 5.00%, 1/21/44	50,000	61,081
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29	150,000	160,477
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	20,000	22,720
Bank of America Corp., VRN, 3.00%, 12/20/23	211,000	214,904
Barclays Bank plc, 5.14%, 10/14/20	200,000	205,570
Citigroup, Inc., 2.90%, 12/8/21	280,000	282,917
Citigroup, Inc., 2.75%, 4/25/22	165,000	166,647
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,869
Citigroup, Inc., 3.20%, 10/21/26	340,000	347,220
Citigroup, Inc., 4.45%, 9/29/27	290,000	312,779

	Shares/ Principal Amount	Value
Citigroup, Inc., VRN, 3.52%, 10/27/28	$50,000	$51,616
Discover Bank, 3.45%, 7/27/26	250,000	254,457
Fifth Third BanCorp., 4.30%, 1/16/24	95,000	101,473
HSBC Holdings plc, 2.95%, 5/25/21	200,000	201,815
HSBC Holdings plc, 4.30%, 3/8/26	200,000	214,911
HSBC Holdings plc, 4.375%, 11/23/26	200,000	211,538
Huntington Bancshares, Inc., 2.30%, 1/14/22	40,000	39,979
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	60,136
JPMorgan Chase & Co., 4.625%, 5/10/21	160,000	166,580
JPMorgan Chase & Co., 3.25%, 9/23/22	140,000	143,827
JPMorgan Chase & Co., 3.875%, 9/10/24	105,000	110,409
JPMorgan Chase & Co., 3.125%, 1/23/25	420,000	431,594
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	20,000	20,826
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	60,000	62,934
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	20,000	21,212
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	20,000	20,995
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	40,000	40,899
Regions Financial Corp., 2.75%, 8/14/22	60,000	60,434
Regions Financial Corp., 3.80%, 8/14/23	70,000	73,257
Royal Bank of Canada, 2.15%, 10/26/20	100,000	99,952
Royal Bank of Canada, MTN, 2.125%, 3/2/20	90,000	89,927
U.S. Bancorp, MTN, 3.60%, 9/11/24	50,000	52,515
Wells Fargo & Co., 3.07%, 1/24/23	40,000	40,628
Wells Fargo & Co., 4.125%, 8/15/23	180,000	190,150
Wells Fargo & Co., MTN, 3.75%, 1/24/24	70,000	73,615
Wells Fargo & Co., MTN, 3.55%, 9/29/25	150,000	156,635
Wells Fargo & Co., MTN, 4.10%, 6/3/26	80,000	84,824
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	27,846
Wells Fargo & Co., MTN, 4.75%, 12/7/46	10,000	11,396
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	50,000	52,269
		5,761,515
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	115,000	128,014
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	220,000	249,408
		377,422
Biotechnology — 0.6%
AbbVie, Inc., 2.50%, 5/14/20	100,000	99,997
AbbVie, Inc., 2.90%, 11/6/22	190,000	191,326
AbbVie, Inc., 3.60%, 5/14/25	30,000	31,056
AbbVie, Inc., 4.40%, 11/6/42	80,000	79,302
AbbVie, Inc., 4.70%, 5/14/45	10,000	10,230
Amgen, Inc., 2.65%, 5/11/22	200,000	201,502
Amgen, Inc., 4.66%, 6/15/51	46,000	50,405
Biogen, Inc., 3.625%, 9/15/22	70,000	72,253
Celgene Corp., 3.25%, 8/15/22	155,000	159,351
Celgene Corp., 3.625%, 5/15/24	60,000	63,007

	Shares/ Principal Amount	Value
Celgene Corp., 3.875%, 8/15/25	$120,000	$128,645
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	104,567
Gilead Sciences, Inc., 3.65%, 3/1/26	250,000	264,638
		1,456,279
Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	220,000	220,008
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	290,000	300,070
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	270,000	276,837
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	10,000	11,444
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	325,000	331,750
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	40,000	41,690
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	60,000	57,540
Morgan Stanley, 2.75%, 5/19/22	310,000	313,339
Morgan Stanley, 5.00%, 11/24/25	120,000	132,873
Morgan Stanley, 4.375%, 1/22/47	20,000	22,313
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	80,559
Morgan Stanley, MTN, 3.70%, 10/23/24	190,000	200,511
Morgan Stanley, MTN, 4.00%, 7/23/25	170,000	182,130
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	60,000	63,265
		2,234,329
Chemicals†
Westlake Chemical Corp., 4.375%, 11/15/47	50,000	47,146
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	50,000	51,604
Waste Connections, Inc., 3.50%, 5/1/29	80,000	83,310
Waste Management, Inc., 4.15%, 7/15/49	60,000	65,980
		200,894
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	27,343
Consumer Finance — 0.3%
Ally Financial, Inc., 3.875%, 5/21/24	60,000	61,650
American Express Co., 3.00%, 10/30/24	30,000	30,758
American Express Credit Corp., MTN, 2.20%, 3/3/20	175,000	174,849
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	40,015
Capital One Financial Corp., 3.80%, 1/31/28	220,000	227,470
Mastercard, Inc., 3.65%, 6/1/49	50,000	53,083
PNC Bank N.A., 3.80%, 7/25/23	250,000	262,508
Synchrony Financial, 3.00%, 8/15/19	5,000	5,001
		855,334
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22	20,000	20,195
George Washington University (The), 3.55%, 9/15/46	15,000	15,145
		35,340
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	80,000	81,318
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	250,000	251,984

	Shares/ Principal Amount	Value
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	$200,000	$199,077
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	70,000	73,836
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(4)	200,000	205,082
Voya Financial, Inc., 5.70%, 7/15/43	45,000	55,511
		866,808
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.875%, 8/15/21	150,000	154,536
AT&T, Inc., 3.40%, 5/15/25	100,000	102,829
AT&T, Inc., 4.10%, 2/15/28	30,000	31,809
AT&T, Inc., 5.25%, 3/1/37	30,000	33,690
AT&T, Inc., 5.15%, 11/15/46	162,000	179,210
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(4)	150,000	149,629
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(4)	150,000	153,847
Orange SA, 4.125%, 9/14/21	40,000	41,595
Telefonica Emisiones SA, 5.46%, 2/16/21	55,000	57,618
Verizon Communications, Inc., 3.38%, 2/15/25	60,000	62,653
Verizon Communications, Inc., 2.625%, 8/15/26	135,000	134,185
Verizon Communications, Inc., 4.75%, 11/1/41	50,000	56,187
Verizon Communications, Inc., 5.01%, 8/21/54	95,000	113,733
		1,271,521
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47	20,000	20,550
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	20,417
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,446
Duke Energy Corp., 2.65%, 9/1/26	70,000	69,205
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	27,382
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	31,306
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	21,654
Exelon Corp., 5.15%, 12/1/20	32,000	33,004
Exelon Corp., 4.45%, 4/15/46	50,000	53,229
FirstEnergy Corp., 4.25%, 3/15/23	30,000	31,526
FirstEnergy Corp., 4.85%, 7/15/47	20,000	22,742
Georgia Power Co., 4.30%, 3/15/42	10,000	10,607
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(4)	20,000	20,125
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(4)	20,000	19,825
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,377
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	24,580
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	31,261
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	20,624
		498,860
Energy Equipment and Services†
Halliburton Co., 3.80%, 11/15/25	30,000	31,467
Halliburton Co., 4.85%, 11/15/35	40,000	42,687
		74,154
Entertainment — 0.1%
Activision Blizzard, Inc., 2.30%, 9/15/21	30,000	29,944

	Shares/ Principal Amount	Value
Viacom, Inc., 3.125%, 6/15/22	$30,000	$30,331
Viacom, Inc., 4.25%, 9/1/23	30,000	31,745
Viacom, Inc., 4.375%, 3/15/43	50,000	48,963
Walt Disney Co. (The), 6.90%, 8/15/39(4)	40,000	58,977
Walt Disney Co. (The), 4.75%, 9/15/44(4)	10,000	12,215
		212,175
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.375%, 10/15/26	40,000	40,709
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	30,000	31,020
Boston Properties LP, 3.65%, 2/1/26	100,000	104,076
Crown Castle International Corp., 5.25%, 1/15/23	49,000	53,370
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,904
Essex Portfolio LP, 3.25%, 5/1/23	40,000	40,759
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	30,000	33,172
Hospitality Properties Trust, 4.65%, 3/15/24	40,000	41,169
Kilroy Realty LP, 3.80%, 1/15/23	50,000	51,673
Kimco Realty Corp., 2.80%, 10/1/26	160,000	156,300
Public Storage, 3.39%, 5/1/29	60,000	62,708
Ventas Realty LP, 4.125%, 1/15/26	20,000	21,172
VEREIT Operating Partnership LP, 4.125%, 6/1/21	70,000	71,841
		738,873
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.30%, 1/15/21	50,000	50,633
Kroger Co. (The), 3.875%, 10/15/46	20,000	17,978
Walmart, Inc., 4.05%, 6/29/48	110,000	126,154
		194,765
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	25,000	25,117
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	50,000	52,918
Enterprise Products Operating LLC, 5.20%, 9/1/20	120,000	124,160
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	110,722
Enterprise Products Operating LLC, 4.20%, 1/31/50(5)	30,000	30,948
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	65,000	66,579
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	260,000	291,249
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	40,672
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	72,148
		814,513
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	100,000	104,910
Becton Dickinson and Co., 3.70%, 6/6/27	14,000	14,636
Medtronic, Inc., 3.50%, 3/15/25	140,000	148,506
Medtronic, Inc., 4.375%, 3/15/35	40,000	46,092
		314,144
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	30,000	30,179

	Shares/ Principal Amount	Value
Anthem, Inc., 3.65%, 12/1/27	$30,000	$31,191
Anthem, Inc., 4.65%, 1/15/43	40,000	43,670
CVS Health Corp., 3.50%, 7/20/22	110,000	113,047
CVS Health Corp., 2.75%, 12/1/22	35,000	35,128
CVS Health Corp., 4.30%, 3/25/28	230,000	242,611
CVS Health Corp., 4.78%, 3/25/38	30,000	31,318
CVS Health Corp., 5.05%, 3/25/48	40,000	42,608
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	32,836
HCA, Inc., 4.125%, 6/15/29	120,000	123,034
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	15,000	15,926
Northwell Healthcare, Inc., 4.26%, 11/1/47	20,000	21,362
Stanford Health Care, 3.80%, 11/15/48	20,000	21,424
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	30,444
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	76,151
UnitedHealth Group, Inc., 3.75%, 7/15/25	65,000	69,511
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	35,700
Universal Health Services, Inc., 4.75%, 8/1/22(4)	20,000	20,225
		1,016,365
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25	40,000	41,863
McDonald's Corp., MTN, 4.45%, 3/1/47	60,000	65,823
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	32,527
		140,213
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	38,365
Lennar Corp., 4.75%, 4/1/21	80,000	82,300
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	30,367
Toll Brothers Finance Corp., 4.35%, 2/15/28	90,000	90,225
		241,257
Insurance — 0.3%
American International Group, Inc., 4.125%, 2/15/24	230,000	243,730
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	50,000	51,404
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	90,000	100,700
Chubb INA Holdings, Inc., 3.15%, 3/15/25	40,000	41,795
Chubb INA Holdings, Inc., 3.35%, 5/3/26	20,000	20,975
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	50,000	62,621
Liberty Mutual Group, Inc., 4.50%, 6/15/49(4)	40,000	42,133
Markel Corp., 4.90%, 7/1/22	40,000	42,680
Markel Corp., 3.50%, 11/1/27	30,000	29,948
MetLife, Inc., 4.125%, 8/13/42	40,000	43,318
MetLife, Inc., 4.875%, 11/13/43	45,000	53,696
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,212
Prudential Financial, Inc., 3.94%, 12/7/49	106,000	111,303
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,156
		875,671
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20	40,000	39,906

	Shares/ Principal Amount	Value
IT Services†
Fidelity National Information Services, Inc., 3.00%, 8/15/26	$110,000	$111,351
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,587
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	29,000	29,695
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	20,000	20,150
		75,432
Media — 0.4%
CBS Corp., 4.85%, 7/1/42	10,000	10,535
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	285,000	309,483
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	30,000	31,177
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	105,000	123,779
Comcast Corp., 4.40%, 8/15/35	20,000	22,291
Comcast Corp., 6.40%, 5/15/38	50,000	67,608
Comcast Corp., 4.60%, 10/15/38	110,000	126,052
Comcast Corp., 4.75%, 3/1/44	150,000	174,996
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,649
TEGNA, Inc., 5.125%, 7/15/20	57,000	57,214
		943,784
Metals and Mining†
Steel Dynamics, Inc., 4.125%, 9/15/25	100,000	100,000
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	170,000	179,409
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	30,000	30,559
CenterPoint Energy, Inc., 4.25%, 11/1/28	80,000	86,489
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	35,000	36,314
Dominion Energy, Inc., 2.75%, 9/15/22	70,000	70,585
Dominion Energy, Inc., 4.90%, 8/1/41	50,000	56,443
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,942
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	11,149
FirstEnergy Transmission LLC, 4.55%, 4/1/49(4)	50,000	54,699
Florida Power & Light Co., 4.125%, 2/1/42	40,000	44,332
Florida Power & Light Co., 3.95%, 3/1/48	30,000	32,841
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	68,333
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	52,221
NiSource, Inc., 5.65%, 2/1/45	35,000	42,527
Potomac Electric Power Co., 3.60%, 3/15/24	60,000	62,995
Sempra Energy, 2.875%, 10/1/22	40,000	40,314
Sempra Energy, 3.25%, 6/15/27	30,000	30,014
Sempra Energy, 3.80%, 2/1/38	20,000	19,418
Sempra Energy, 4.00%, 2/1/48	20,000	19,604
Southwestern Public Service Co., 3.70%, 8/15/47	60,000	60,608
		1,019,796
Oil, Gas and Consumable Fuels — 1.0%
Antero Resources Corp., 5.00%, 3/1/25	40,000	37,100

	Shares/ Principal Amount	Value
Apache Corp., 4.75%, 4/15/43	$40,000	$39,048
BP Capital Markets America, Inc., 4.50%, 10/1/20	30,000	30,810
Cimarex Energy Co., 4.375%, 6/1/24	75,000	79,581
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	31,890
Concho Resources, Inc., 4.375%, 1/15/25	75,000	77,970
Continental Resources, Inc., 4.375%, 1/15/28	150,000	158,178
Ecopetrol SA, 5.875%, 5/28/45	10,000	11,097
Enbridge, Inc., 4.00%, 10/1/23	55,000	57,805
Encana Corp., 6.50%, 2/1/38	70,000	84,970
Energy Transfer Operating LP, 4.15%, 10/1/20	40,000	40,693
Energy Transfer Operating LP, 7.50%, 10/15/20	30,000	31,828
Energy Transfer Operating LP, 3.60%, 2/1/23	30,000	30,670
Energy Transfer Operating LP, 4.25%, 3/15/23	110,000	114,883
Energy Transfer Operating LP, 5.25%, 4/15/29	100,000	111,923
Energy Transfer Operating LP, 4.90%, 3/15/35	55,000	55,414
Energy Transfer Operating LP, 6.50%, 2/1/42	20,000	23,661
Energy Transfer Operating LP, 6.00%, 6/15/48	50,000	57,095
EnLink Midstream LLC, 5.375%, 6/1/29	65,000	66,787
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,588
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	40,866
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	51,812
Hess Corp., 6.00%, 1/15/40	40,000	43,852
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	46,504
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	165,000	203,242
Marathon Oil Corp., 3.85%, 6/1/25	40,000	41,482
MPLX LP, 4.875%, 6/1/25	95,000	103,272
MPLX LP, 4.50%, 4/15/38	70,000	70,729
MPLX LP, 5.20%, 3/1/47	40,000	43,409
Newfield Exploration Co., 5.75%, 1/30/22	70,000	74,989
Newfield Exploration Co., 5.375%, 1/1/26	40,000	43,874
Noble Energy, Inc., 4.15%, 12/15/21	50,000	51,599
Petroleos Mexicanos, 6.00%, 3/5/20	26,000	26,358
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	69,930
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,514
Phillips 66, 4.30%, 4/1/22	50,000	52,664
Shell International Finance BV, 2.375%, 8/21/22	20,000	20,102
Shell International Finance BV, 3.25%, 5/11/25	40,000	41,867
Shell International Finance BV, 3.625%, 8/21/42	40,000	41,296
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	20,359
Williams Cos., Inc. (The), 4.125%, 11/15/20	80,000	81,459
Williams Cos., Inc. (The), 4.55%, 6/24/24	60,000	64,655
Williams Cos., Inc. (The), 5.10%, 9/15/45	60,000	64,838
		2,470,663
Paper and Forest Products†
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	60,000	62,408
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	130,000	132,166

	Shares/ Principal Amount	Value
Allergan Funding SCS, 3.85%, 6/15/24	$89,000	$92,406
Allergan Funding SCS, 4.55%, 3/15/35	10,000	10,105
Bristol-Myers Squibb Co., 4.25%, 10/26/49(4)	30,000	33,069
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	180,000	179,688
		447,434
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	189,000	191,531
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	68,541
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	75,000	83,845
CSX Corp., 3.40%, 8/1/24	30,000	31,403
CSX Corp., 3.25%, 6/1/27	100,000	103,280
Union Pacific Corp., 3.60%, 9/15/37	50,000	50,845
Union Pacific Corp., 4.75%, 9/15/41	50,000	56,904
Union Pacific Corp., 4.05%, 11/15/45	30,000	31,327
Union Pacific Corp., 3.35%, 8/15/46	10,000	9,453
		627,129
Software — 0.3%
Fidelity National Information Services, Inc., 3.75%, 5/21/29	30,000	31,880
Fiserv, Inc., 3.50%, 7/1/29	47,000	48,296
Microsoft Corp., 2.70%, 2/12/25	220,000	225,912
Microsoft Corp., 3.45%, 8/8/36	60,000	63,529
Microsoft Corp., 4.25%, 2/6/47	70,000	83,090
Oracle Corp., 2.50%, 10/15/22	25,000	25,268
Oracle Corp., 3.625%, 7/15/23	30,000	31,643
Oracle Corp., 2.65%, 7/15/26	125,000	125,656
		635,274
Specialty Retail — 0.1%
Ashtead Capital, Inc., 4.125%, 8/15/25(4)	200,000	203,500
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	42,710
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	41,427
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	67,823
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,490
		375,950
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.75%, 1/13/25	30,000	30,674
Apple, Inc., 2.50%, 2/9/25	140,000	141,467
Apple, Inc., 2.45%, 8/4/26	60,000	59,924
Apple, Inc., 3.20%, 5/11/27	60,000	62,586
Apple, Inc., 2.90%, 9/12/27	150,000	153,559
Dell International LLC / EMC Corp., 6.02%, 6/15/26(4)	310,000	342,130
Dell International LLC / EMC Corp., 4.90%, 10/1/26(4)	80,000	83,485
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	60,000	60,791
		934,616
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	120,000	130,722
Wireless Telecommunication Services — 0.1%
AT&T, Inc., 2.95%, 7/15/26	80,000	79,534

	Shares/ Principal Amount	Value
AT&T, Inc., 3.80%, 2/15/27	$100,000	$104,059
		183,593
TOTAL CORPORATE BONDS (Cost $26,190,915)		27,234,024
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.6%
FHLMC, VRN, 4.73%, (1-year H15T1Y plus 2.25%), 9/1/35	37,517	39,620
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.87%), 7/1/36	7,471	7,875
FHLMC, VRN, 4.46%, (1-year H15T1Y plus 2.14%), 10/1/36	21,690	22,845
FHLMC, VRN, 4.79%, (1-year H15T1Y plus 2.25%), 4/1/37	23,959	25,287
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.79%), 2/1/38	9,969	10,511
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	7,641	8,078
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 9/1/40	8,949	9,340
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	3,616	3,802
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	11,078	11,444
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.87%), 7/1/41	14,282	14,948
FHLMC, VRN, 4.70%, (12-month LIBOR plus 1.64%), 2/1/43	7,517	7,799
FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.65%), 6/1/43	5,973	6,189
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	120	124
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	33,697	34,202
FHLMC, VRN, 2.56%, (12-month LIBOR plus 1.59%), 10/1/44	38,950	39,847
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	71,898	72,511
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	193,584	194,452
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	159,691	163,416
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	18,698	19,375
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	34,672	35,969
FNMA, VRN, 4.26%, (6-month LIBOR plus 1.57%), 6/1/35	20,470	21,246
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	13,686	14,193
FNMA, VRN, 4.56%, (1-year H15T1Y plus 2.16%), 3/1/38	21,722	22,862
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	3,476	3,684
FNMA, VRN, 4.71%, (12-month LIBOR plus 1.80%), 3/1/40	7,323	7,730
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	21,840	22,776
FNMA, VRN, 3.91%, (12-month LIBOR plus 1.77%), 10/1/40	15,365	15,989
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	15,970	16,448
FNMA, VRN, 4.57%, (12-month LIBOR plus 1.55%), 3/1/43	6,956	7,203
FNMA, VRN, 2.61%, (12-month LIBOR plus 1.60%), 4/1/46	62,819	63,551
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	128,768	131,549
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	88,402	90,309
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 4/1/47	97,003	99,249
FNMA, VRN, 2.96%, (12-month LIBOR plus 1.62%), 5/1/47	93,645	95,524
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	110,637	113,630
FNMA, VRN, 2.90%, (12-month LIBOR plus 1.61%), 10/1/47	67,469	68,509
		1,522,086
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.2%
FHLMC, 6.50%, 1/1/28	1,995	2,216
FHLMC, 6.50%, 6/1/29	2,523	2,802

	Shares/ Principal Amount	Value
FHLMC, 8.00%, 7/1/30	$2,376	$2,832
FHLMC, 5.50%, 12/1/33	59,316	65,416
FHLMC, 5.50%, 1/1/38	8,744	9,726
FHLMC, 6.00%, 8/1/38	13,920	15,777
FHLMC, 3.00%, 2/1/43	253,312	257,798
FHLMC, 3.50%, 12/1/47	196,334	202,301
FNMA, 3.50%, TBA	425,000	434,396
FNMA, 4.00%, TBA	1,400,000	1,446,730
FNMA, 4.50%, TBA	2,225,000	2,325,168
FNMA, 6.50%, 1/1/29	5,204	5,900
FNMA, 7.50%, 7/1/29	8,991	9,722
FNMA, 7.50%, 9/1/30	2,206	2,629
FNMA, 5.00%, 7/1/31	66,003	69,782
FNMA, 6.50%, 1/1/32	3,508	3,894
FNMA, 5.50%, 6/1/33	16,975	18,720
FNMA, 5.50%, 8/1/33	34,477	38,188
FNMA, 5.00%, 11/1/33	94,130	102,251
FNMA, 5.50%, 1/1/34	30,734	33,532
FNMA, 3.50%, 3/1/34	55,181	57,298
FNMA, 5.00%, 4/1/35	74,915	81,909
FNMA, 4.50%, 9/1/35	44,976	48,247
FNMA, 5.00%, 2/1/36	72,703	79,520
FNMA, 5.50%, 1/1/37	51,593	57,332
FNMA, 5.50%, 2/1/37	12,141	13,481
FNMA, 6.00%, 7/1/37	81,605	92,376
FNMA, 6.50%, 8/1/37	6,614	7,312
FNMA, 5.00%, 4/1/40	123,170	133,882
FNMA, 5.00%, 6/1/40	86,362	93,878
FNMA, 3.50%, 1/1/41	300,355	310,935
FNMA, 4.00%, 1/1/41	415,455	440,650
FNMA, 4.00%, 5/1/41	92,498	97,575
FNMA, 5.00%, 6/1/41	100,635	109,354
FNMA, 4.50%, 7/1/41	116,461	125,131
FNMA, 4.50%, 9/1/41	29,520	31,718
FNMA, 4.00%, 12/1/41	150,385	159,196
FNMA, 4.00%, 1/1/42	44,498	46,940
FNMA, 4.00%, 1/1/42	162,492	171,411
FNMA, 3.50%, 5/1/42	305,068	316,719
FNMA, 3.50%, 6/1/42	70,458	73,144
FNMA, 3.50%, 5/1/45	542,017	560,434
FNMA, 3.00%, 11/1/46	807,586	817,894
FNMA, 3.50%, 2/1/47	1,997,386	2,064,281
FNMA, 6.50%, 8/1/47	2,342	2,509
FNMA, 6.50%, 9/1/47	4,742	5,062
FNMA, 6.50%, 9/1/47	228	244
FNMA, 6.50%, 9/1/47	2,493	2,662
FNMA, 3.50%, 10/1/47	1,345,332	1,385,416

	Shares/ Principal Amount	Value
FNMA, 3.50%, 3/1/48	$1,385,359	$1,425,362
FNMA, 3.00%, 4/1/48	626,599	637,195
FNMA, 4.00%, 6/1/48	802,795	833,781
FNMA, 4.00%, 8/1/48	1,654,106	1,719,586
FNMA, 3.50%, 4/1/49	568,552	583,776
GNMA, 3.00%, TBA	500,000	510,723
GNMA, 3.50%, TBA	525,000	542,186
GNMA, 4.00%, TBA	1,000,000	1,036,680
GNMA, 7.00%, 4/20/26	7,028	7,844
GNMA, 7.50%, 8/15/26	4,622	5,148
GNMA, 7.00%, 2/15/28	2,038	2,042
GNMA, 7.50%, 2/15/28	1,711	1,714
GNMA, 6.50%, 5/15/28	298	328
GNMA, 6.50%, 5/15/28	1,102	1,211
GNMA, 7.00%, 12/15/28	2,044	2,047
GNMA, 7.00%, 5/15/31	15,693	18,196
GNMA, 5.50%, 11/15/32	35,509	39,264
GNMA, 4.50%, 1/15/40	30,326	32,713
GNMA, 4.50%, 5/20/41	87,617	93,512
GNMA, 4.50%, 6/15/41	52,548	56,679
GNMA, 4.00%, 12/15/41	175,733	186,718
GNMA, 3.50%, 7/20/42	66,502	69,414
GNMA, 3.50%, 3/15/46	518,403	535,843
GNMA, 2.50%, 7/20/46	170,765	171,603
GNMA, 2.50%, 8/20/46	112,725	113,278
		21,063,133
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $22,268,211)		22,585,219
ASSET-BACKED SECURITIES — 2.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(4)	50,000	49,999
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(4)	478,708	486,744
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	133,729	134,395
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	163,736	170,838
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	7,483	7,478
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	37,882	37,699
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(4)	350,260	358,840
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.09%, (1-month LIBOR plus 0.70%), 3/17/37(4)	385,075	380,866
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.64%, (1-month LIBOR plus 1.25%), 3/17/37(4)	400,000	398,527
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.47%, (1-month LIBOR plus 1.08%), 6/17/37(4)	275,000	273,643
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.39%, (1-month LIBOR plus 1.00%), 7/17/37(4)	415,037	414,582

	Shares/ Principal Amount	Value
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.64%, (1-month LIBOR plus 1.25%), 1/17/38(4)	$550,000	$549,424
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(4)	177,934	178,915
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(4)	22,842	22,786
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	23,301	23,268
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	35,701	35,418
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(4)	124,981	124,681
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(4)	247,416	254,489
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(4)	225,000	227,728
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(4)	349,780	361,093
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(4)	625,000	646,640
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	28,488	28,800
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(4)	14,426	14,397
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(4)	180,283	185,494
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(4)	195,307	200,112
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(4)	32,762	33,310
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(4)	74,935	75,149
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(4)	211,608	213,318
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(4)	77,164	78,163
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(4)	92,365	94,017
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	13,746	14,488
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	374,916	374,910
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(4)	140,324	140,119
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	163,515	169,512
TOTAL ASSET-BACKED SECURITIES (Cost $6,663,586)		6,759,842
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,160	3,218
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.45%, 3/25/35	28,361	29,199
Agate Bay Mortgage Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(4)	102,102	103,442
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	22,360	22,609

	Shares/ Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.43%, 8/25/34	$22,339	$21,979
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.42%, 8/25/34	19,629	19,926
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	5,797	5,989
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	15,270	15,683
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,049	1,038
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(4)	247,570	252,294
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.46%, 10/25/34	6,636	6,665
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.68%, 8/25/35	9,948	10,316
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.09%, 6/25/34	12,933	12,940
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.67%, 5/25/34	14,743	15,218
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.97%, 1/25/35	23,970	23,986
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	51,637	53,224
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.53%, 9/25/35	12,374	12,696
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.44%, 7/25/35	8,814	8,947
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.38%, 7/25/35	5,316	5,362
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.67%, 4/25/35	10,196	10,462
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(4)	21,334	21,311
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(4)	165,260	167,711
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(4)	159,927	162,192
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.66%, 11/21/34	65,991	68,903
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.42%, 11/25/35	47,902	48,484
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.45%, 2/25/35	23,402	23,804
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(4)	232,989	243,840
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(4)	147,643	155,125
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.90%, (1-month LIBOR plus 1.50%), 6/25/57(4)	84,313	86,013
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(4)	166,522	169,568
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(4)	409,528	421,862
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(4)	170,126	172,557

	Shares/ Principal Amount	Value
Sequoia Mortgage Trust, Series 2018-7, Class A4 SEQ, VRN, 4.00%, 9/25/48(4)	$321,116	$330,823
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(4)	217,365	221,053
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(4)	40,657	40,306
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	38,419	39,087
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.14%, (1-month LIBOR plus 0.74%), 9/25/44	42,370	42,440
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	62,859	62,578
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.86%, 9/25/34	10,620	11,063
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	9,931	10,235
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	8,879	8,869
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	17,190	17,775
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.92%, 6/25/35	43,023	43,689
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.95%, 6/25/35	12,602	13,226
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.99%, 3/25/35	11,152	11,522
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	18,763	19,536
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	13,438	13,556
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	8,599	8,598
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	7,024	7,122
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,908	2,968
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	2,343	2,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	10,838	10,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	16,611	17,713
		3,311,598
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.70%, (1-month LIBOR plus 1.30%), 3/25/29	117,296	117,653
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.85%, (1-month LIBOR plus 0.45%), 7/25/30	177,433	177,135
FNMA, Series 2014-C02, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	84,943	87,858
FNMA, Series 2014-C02, Class 2M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	95,671	98,032
FNMA, Series 2016-C04, Class 1M1, VRN, 3.85%, (1-month LIBOR plus 1.45%), 1/25/29	18,261	18,319
FNMA, Series 2017-C01, Class 1M1, VRN, 3.70%, (1-month LIBOR plus 1.30%), 7/25/29	44,580	44,743

	Shares/ Principal Amount	Value
FNMA, Series 2018-C01, Class 1M1, VRN, 3.00%, (1-month LIBOR plus 0.60%), 7/25/30	$444,444	$444,355
FNMA, Series 2018-C02, Class 2M1, VRN, 3.05%, (1-month LIBOR plus 0.65%), 8/25/30	288,729	288,879
		1,276,974
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,532,306)		4,588,572
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	200,000	209,715
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	375,000	418,884
BX Trust, Series 2018-MCSF, Class A, VRN, 2.97%, (1-month LIBOR plus 0.58%), 4/15/35(4)	200,000	200,068
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	125,000	135,009
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	125,000	133,784
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	125,000	132,889
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	100,000	104,312
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	150,000	159,384
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(4)	375,000	388,111
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(4)	200,000	205,957
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.09%, (1-month LIBOR plus 0.70%), 6/15/34(4)	250,000	250,315
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(4)	250,000	253,703
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	170,000	178,980
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	50,000	53,630
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	101,492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	150,000	156,479
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(4)	125,000	126,816
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	130,000	134,819
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,252,279)		3,344,347
COLLATERALIZED LOAN OBLIGATIONS — 1.3%
ARES LI CLO Ltd., Series 2019-51A, Class B, VRN, 4.35%, (3-month LIBOR plus 1.85%), 4/15/31(4)	250,000	250,276
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/20/31(4)	200,000	197,992
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.74%, (3-month LIBOR plus 1.14%), 7/15/31(4)	100,000	99,631
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(4)	100,000	98,857
CBAM Ltd., Series 2019-9A, Class A, VRN, 4.01%, (3-month LIBOR plus 1.28%), 2/12/30(4)	200,000	200,562

	Shares/ Principal Amount	Value
CBAM Ltd., Series 2019-9A, Class B1, VRN, 4.63%, (3-month LIBOR plus 1.90%), 2/12/30(4)	$175,000	$175,887
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.56%, (3-month LIBOR plus 0.98%), 4/24/31(4)	100,000	98,781
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.70%, (3-month LIBOR plus 1.11%), 1/22/31(4)	74,000	73,535
CIFC Funding Ltd., Series 2019-1A, Class B, VRN, 4.43%, (3-month LIBOR plus 1.80%), 4/20/32(4)	150,000	149,957
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/15/31(4)	200,000	198,014
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/18/31(4)	100,000	99,092
Dryden 71 CLO Ltd., Series 2018-71A, Class B, VRN, 4.59%, (3-month LIBOR plus 1.90%), 1/15/29(4)	175,000	175,236
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(4)	175,000	174,848
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(4)	175,000	174,214
LCM XIV LP, Series 2014A, Class AR, VRN, 3.62%, (3-month LIBOR plus 1.04%), 7/20/31(4)	100,000	99,110
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(4)	125,000	124,612
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(4)	225,000	223,460
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.75%, (3-month LIBOR plus 1.15%), 4/18/31(4)	200,000	198,919
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.66%, (3-month LIBOR plus 1.07%), 10/20/28(4)	225,000	225,091
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.55%, (3-month LIBOR plus 0.97%), 4/25/31(4)	125,000	123,476
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.75%, (3-month LIBOR plus 1.15%), 10/18/31(4)	100,000	99,679
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,270,500)		3,261,229
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	101,021
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	35,317
Houston GO, 3.96%, 3/1/47	25,000	27,428
Los Angeles Community College District GO, 6.68%, 8/1/36	20,000	28,828
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	33,599
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,142
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	259,542
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	24,744
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	100,673
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	128,090
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	63,293
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	35,087
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	50,469
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	53,955
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	58,438
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	33,435

	Shares/ Principal Amount	Value
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	$25,000	$30,969
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	30,832
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	36,983
State of California GO, 4.60%, 4/1/38	120,000	131,130
State of California GO, 7.55%, 4/1/39	20,000	31,701
State of California GO, 7.30%, 10/1/39	15,000	22,573
State of California GO, 7.60%, 11/1/40	20,000	32,495
State of Illinois GO, 5.10%, 6/1/33	45,000	47,427
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	20,000	26,387
TOTAL MUNICIPAL SECURITIES (Cost $1,281,326)		1,445,558
BANK LOAN OBLIGATIONS(6) — 0.1%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.65%, (1-month LIBOR plus 2.25%), 1/19/24	100,000	100,063
Food Products†
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	41,322	41,181
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	12,789	12,746
		53,927
Health Care Providers and Services†
DaVita, Inc., Term Loan B, 5.14%, (1-week LIBOR plus 2.75%), 6/24/21	99,217	99,300
Hotels, Restaurants and Leisure†
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 3/21/25	23,384	23,269
Media†
Charter Communications Operating, LLC, 2017 Term Loan B, 4.33%, (3-month LIBOR plus 2.00%), 4/30/25	99,244	99,244
Technology Hardware, Storage and Peripherals†
Dell International LLC, 2017 Term Loan B, 4.41%, (1-month LIBOR plus 2.00%), 9/7/23	12,184	12,136
TOTAL BANK LOAN OBLIGATIONS (Cost $388,837)		387,939
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	40,000	40,300
FNMA, 6.625%, 11/15/30	100,000	143,032
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $163,836)		183,332
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,065
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	14,150
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	41,401
		55,551

	Shares/ Principal Amount	Value
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	$10,000	$10,283
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	36,843
		47,126
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	20,475
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $138,671)		154,217
TEMPORARY CASH INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,179,099)	11,179,099	11,179,099
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $227,076,774)		262,487,492
OTHER ASSETS AND LIABILITIES — (2.0)%		(5,193,327)
TOTAL NET ASSETS — 100.0%		$257,294,165

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	15	September 2019	$750	$2,208,150	$19,214
U.S. Treasury 2-Year Notes	46	September 2019	$9,200,000	9,898,266	55,532
U.S. Treasury 5-Year Notes	30	September 2019	$3,000,000	3,544,687	23,885
U.S. Treasury 10-Year Notes	12	September 2019	$1,200,000	1,535,625	24,161
U.S. Treasury 10-Year Ultra Notes	2	September 2019	$200,000	276,250	3,105
U.S. Treasury Long Bonds	9	September 2019	$900,000	1,400,344	19,792
				$18,863,322	$145,689

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $94,020.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,650,714, which represented 6.1% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $227,076,774)	$262,487,492
Deposits with broker for futures contracts	94,500
Receivable for investments sold	63,031
Receivable for capital shares sold	499,737
Receivable for variation margin on futures contracts	9,975
Interest and dividends receivable	701,128
263,855,863

Liabilities
Disbursements in excess of demand deposit cash	30
Payable for investments purchased	6,327,524
Payable for capital shares redeemed	58,993
Payable for variation margin on futures contracts	2,752
Accrued management fees	153,226
Distribution fees payable	19,173
6,561,698

Net Assets	$257,294,165

Net Assets Consist of:
Capital (par value and paid-in surplus)	$220,989,811
Distributable earnings	36,304,354
$257,294,165

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$161,347,745	20,743,069	$7.78
Class II, $0.01 Par Value	$95,946,420	12,332,843	$7.78

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,567,634
Dividends	1,306,075
2,873,709

Expenses:
Management fees	1,073,081
Distribution fees - Class II	106,531
Directors' fees and expenses	3,467
Other expenses	291
1,183,370
Fees waived(1)	(190,794)
992,576

Net investment income (loss)	1,881,133

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,004,046
Futures contract transactions	327,123
Swap agreement transactions	15,228
1,346,397

Change in net unrealized appreciation (depreciation) on:
Investments	25,779,842
Futures contracts	78,657
Swap agreements	(1,949)
25,856,550

Net realized and unrealized gain (loss)	27,202,947

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,084,080

(1)	Amount consists of $122,614 and $68,180 for Class I and Class II, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$1,881,133	$3,000,971
Net realized gain (loss)	1,346,397	5,297,481
Change in net unrealized appreciation (depreciation)	25,856,550	(17,053,585)
Net increase (decrease) in net assets resulting from operations	29,084,080	(8,755,133)

Distributions to Shareholders
From earnings:
Class I	(4,937,814)	(2,936,712)
Class II	(2,637,788)	(1,144,936)
Decrease in net assets from distributions	(7,575,602)	(4,081,648)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	18,262,622	39,003,554

Net increase (decrease) in net assets	39,771,100	26,166,773

Net Assets
Beginning of period	217,523,065	191,356,292
End of period	$257,294,165	$217,523,065

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The management fee schedule ranges from 0.80% to 0.90% for each class. From January 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.16% of the fund’s management fee. Effective August 1, 2019, the investment advisor agreed to decrease the amount of the waiver from 0.16% to 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee for each class for the period ended June 30, 2019 was 0.90% before waiver and 0.74% after waiver.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,942,220 and $235,270, respectively. The effect of interfund transactions on the Statement of Operations was $17,595 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2019 totaled $130,865,000, of which $59,331,376 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 totaled $125,980,591, of which $52,552,689 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	1,527,160	$11,571,790	4,009,055	$29,736,681
Issued in reinvestment of distributions	653,634	4,937,814	395,917	2,936,712
Redeemed	(1,539,861)	(11,698,941)	(2,490,692)	(18,912,568)
	640,933	4,810,663	1,914,280	13,760,825
Class II/Shares Authorized	75,000,000		75,000,000
Sold	2,250,918	17,055,438	4,509,288	34,154,599
Issued in reinvestment of distributions	349,247	2,637,788	154,377	1,144,936
Redeemed	(827,836)	(6,241,267)	(1,319,387)	(10,056,806)
	1,772,329	13,451,959	3,344,278	25,242,729
Net increase (decrease)	2,413,262	$18,262,622	5,258,558	$39,003,554

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$150,887,713	—	—
U.S. Treasury Securities	—	$30,476,401	—
Corporate Bonds	—	27,234,024	—
U.S. Government Agency Mortgage-Backed Securities	—	22,585,219	—
Asset-Backed Securities	—	6,759,842	—
Collateralized Mortgage Obligations	—	4,588,572	—
Commercial Mortgage-Backed Securities	—	3,344,347	—
Collateralized Loan Obligations	—	3,261,229	—
Municipal Securities	—	1,445,558	—
Bank Loan Obligations	—	387,939	—
U.S. Government Agency Securities	—	183,332	—
Sovereign Governments and Agencies	—	154,217	—
Temporary Cash Investments	11,179,099	—	—
	$162,066,812	$100,420,680	—
Other Financial Instruments
Futures Contracts	$145,689	—	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,200,000.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $13,250,000 futures contracts purchased.

Value of Derivative Instruments as of June 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	$9,975	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$2,752
		$9,975		$2,752

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$15,228	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,949)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	36,188	Change in net unrealized appreciation (depreciation) on futures contracts	19,214
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	290,935	Change in net unrealized appreciation (depreciation) on futures contracts	59,443
		$342,351		$76,708

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$227,579,731
Gross tax appreciation of investments	$36,174,314
Gross tax depreciation of investments	(1,266,553)
Net tax appreciation (depreciation) of investments	$34,907,761

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-18 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$7.09	0.06	0.87	0.93	(0.07)	(0.17)	(0.24)	$7.78	13.28%	0.74%(4)	0.90%(4)	1.67%(4)	1.51%(4)	54%	$161,348
2018	$7.53	0.12	(0.40)	(0.28)	(0.11)	(0.05)	(0.16)	$7.09	(3.83)%	0.76%	0.90%	1.55%	1.41%	120%	$142,595
2017	$6.97	0.11	0.84	0.95	(0.11)	(0.28)	(0.39)	$7.53	13.91%	0.80%	0.91%	1.52%	1.41%	114%	$136,993
2016	$6.93	0.10	0.36	0.46	(0.11)	(0.31)	(0.42)	$6.97	6.99%	0.82%	0.90%	1.53%	1.45%	101%	$119,724
2015	$7.97	0.12	(0.29)	(0.17)	(0.13)	(0.74)	(0.87)	$6.93	(2.57)%	0.81%	0.90%	1.58%	1.49%	95%	$116,703
2014	$8.08	0.11	0.62	0.73	(0.12)	(0.72)	(0.84)	$7.97	9.85%	0.86%	0.90%	1.47%	1.43%	67%	$138,155
Class II
2019(3)	$7.10	0.05	0.86	0.91	(0.06)	(0.17)	(0.23)	$7.78	12.99%	0.99%(4)	1.15%(4)	1.42%(4)	1.26%(4)	54%	$95,946
2018	$7.53	0.10	(0.39)	(0.29)	(0.09)	(0.05)	(0.14)	$7.10	(3.93)%	1.01%	1.15%	1.30%	1.16%	120%	$74,928
2017	$6.97	0.09	0.85	0.94	(0.10)	(0.28)	(0.38)	$7.53	13.63%	1.05%	1.16%	1.27%	1.16%	114%	$54,363
2016(5)	$6.72	0.05	0.26	0.31	(0.06)	—	(0.06)	$6.97	4.67%	1.06%(4)	1.15%(4)	1.13%(4)	1.04%(4)	101%(6)	$19,677

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Annualized.

(5)	May 2, 2016 (commencement of sale) through December 31, 2016.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2016.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% (e.g., the Class I unified fee will be reduced from 0.90% to 0.85%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92976 1908

Semiannual Report

June 30, 2019

VP Capital Appreciation Fund
Class I (AVCIX)
Class II (AVCWX)
Class Y (AVCYX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Top Ten Holdings	% of net assets
Fiserv, Inc.	3.4%
SBA Communications Corp.	2.8%
FleetCor Technologies, Inc.	2.8%
Booz Allen Hamilton Holding Corp.	2.5%
AMETEK, Inc.	2.4%
Ingersoll-Rand plc	2.2%
Twitter, Inc.	2.0%
Advanced Micro Devices, Inc.	2.0%
LPL Financial Holdings, Inc.	2.0%
ServiceNow, Inc.	2.0%

Top Five Industries	% of net assets
Software	12.5%
IT Services	10.4%
Specialty Retail	8.2%
Health Care Equipment and Supplies	6.4%
Semiconductors and Semiconductor Equipment	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.2%
Exchange-Traded Funds	1.1%
Total Equity Exposure	97.3%
Temporary Cash Investments	1.9%
Temporary Cash Investments - Securities Lending Collateral	1.3%
Other Assets and Liabilities	(0.5)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,280.90	$5.03	0.89%
Class II	$1,000	$1,280.30	$5.88	1.04%
Class Y	$1,000	$1,283.30	$3.06	0.54%
Hypothetical
Class I	$1,000	$1,020.38	$4.46	0.89%
Class II	$1,000	$1,019.64	$5.21	1.04%
Class Y	$1,000	$1,022.12	$2.71	0.54%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.2%
Aerospace and Defense — 1.3%
L3 Technologies, Inc.	27,292	$6,691,180
Auto Components — 1.5%
Aptiv plc	91,415	7,389,074
Beverages — 1.8%
Brown-Forman Corp., Class B	44,374	2,459,651
Constellation Brands, Inc., Class A	33,698	6,636,484
		9,096,135
Biotechnology — 2.3%
Exact Sciences Corp.(1)	35,370	4,175,075
Immunomedics, Inc.(1)(2)	207,053	2,871,825
Sarepta Therapeutics, Inc.(1)	31,572	4,797,365
		11,844,265
Building Products — 0.6%
Trex Co., Inc.(1)	43,289	3,103,821
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	121,650	9,922,990
MSCI, Inc.	31,507	7,523,557
S&P Global, Inc.	31,715	7,224,360
		24,670,907
Chemicals — 1.2%
Eastman Chemical Co.	76,568	5,959,287
Commercial Services and Supplies — 1.1%
Waste Management, Inc.	48,068	5,545,605
Construction and Engineering — 1.5%
Jacobs Engineering Group, Inc.	87,931	7,420,497
Construction Materials — 1.4%
Vulcan Materials Co.	50,490	6,932,782
Containers and Packaging — 1.3%
Ball Corp.	93,945	6,575,211
Distributors — 0.9%
LKQ Corp.(1)	180,059	4,791,370
Electrical Equipment — 2.4%
AMETEK, Inc.	133,749	12,149,759
Electronic Equipment, Instruments and Components — 3.0%
CDW Corp.	74,305	8,247,855
Keysight Technologies, Inc.(1)	76,669	6,885,643
		15,133,498
Entertainment — 1.5%
Take-Two Interactive Software, Inc.(1)	68,958	7,828,802
Equity Real Estate Investment Trusts (REITs) — 2.8%
SBA Communications Corp.(1)	63,872	14,360,981

4

	Shares	Value
Health Care Equipment and Supplies — 6.4%
Align Technology, Inc.(1)	18,289	$5,005,699
DexCom, Inc.(1)	21,551	3,229,202
Haemonetics Corp.(1)	65,655	7,900,923
Insulet Corp.(1)	28,701	3,426,325
Masimo Corp.(1)	37,092	5,520,032
ResMed, Inc.	58,599	7,150,836
		32,233,017
Health Care Providers and Services — 3.5%
Centene Corp.(1)	99,901	5,238,808
Covetrus, Inc.(1)	148,328	3,628,103
Encompass Health Corp.	143,867	9,115,413
		17,982,324
Hotels, Restaurants and Leisure — 4.0%
Chipotle Mexican Grill, Inc.(1)	3,887	2,848,705
Domino's Pizza, Inc.	21,681	6,033,389
Planet Fitness, Inc., Class A(1)	55,465	4,017,885
Red Rock Resorts, Inc., Class A	148,236	3,184,109
Wynn Resorts Ltd.	32,750	4,060,672
		20,144,760
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	15,012	5,498,295
Interactive Media and Services — 2.8%
Pinterest, Inc., Class A(1)(2)	152,402	4,148,382
Twitter, Inc.(1)	294,051	10,262,380
		14,410,762
Internet and Direct Marketing Retail — 1.2%
Expedia Group, Inc.	45,604	6,066,700
IT Services — 10.4%
Booz Allen Hamilton Holding Corp.	190,196	12,592,877
Fiserv, Inc.(1)	187,935	17,132,155
FleetCor Technologies, Inc.(1)	49,809	13,988,858
Square, Inc., Class A(1)	126,706	9,189,986
		52,903,876
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	35,392	2,642,721
Bruker Corp.	126,632	6,325,268
		8,967,989
Machinery — 4.1%
Ingersoll-Rand plc	86,188	10,917,434
Parker-Hannifin Corp.	57,233	9,730,182
		20,647,616
Oil, Gas and Consumable Fuels — 0.5%
Concho Resources, Inc.	24,723	2,550,919
Pharmaceuticals — 0.8%
Catalent, Inc.(1)	75,048	4,068,352

5

	Shares	Value
Professional Services — 2.9%
IHS Markit Ltd.(1)	95,831	$6,106,352
Verisk Analytics, Inc.	57,844	8,471,832
		14,578,184
Road and Rail — 0.5%
Lyft, Inc., Class A(2)	40,063	2,632,540
Semiconductors and Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(1)	334,475	10,158,006
Applied Materials, Inc.	149,893	6,731,694
Marvell Technology Group Ltd.	314,955	7,517,976
Microchip Technology, Inc.	11,894	1,031,210
Xilinx, Inc.	21,270	2,508,158
		27,947,044
Software — 12.5%
Atlassian Corp. plc, Class A(1)	30,816	4,031,965
Autodesk, Inc.(1)	45,563	7,422,213
Cadence Design Systems, Inc.(1)	114,472	8,105,762
Coupa Software, Inc.(1)	24,002	3,038,893
Palo Alto Networks, Inc.(1)	33,676	6,861,822
PTC, Inc.(1)	67,295	6,040,399
Red Hat, Inc.(1)	26,646	5,003,053
RingCentral, Inc., Class A(1)	28,237	3,244,996
ServiceNow, Inc.(1)	36,135	9,921,587
Workday, Inc., Class A(1)	46,234	9,504,786
		63,175,476
Specialty Retail — 8.2%
Advance Auto Parts, Inc.	33,040	5,092,786
Burlington Stores, Inc.(1)	57,896	9,851,005
Five Below, Inc.(1)	39,602	4,753,032
Floor & Decor Holdings, Inc., Class A(1)	101,206	4,240,531
O'Reilly Automotive, Inc.(1)	15,059	5,561,590
Tractor Supply Co.	70,339	7,652,883
Ulta Beauty, Inc.(1)	13,563	4,704,869
		41,856,696
Textiles, Apparel and Luxury Goods — 0.5%
Lululemon Athletica, Inc.(1)	15,275	2,752,708
TOTAL COMMON STOCKS (Cost $391,425,980)		487,910,432
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell Mid-Cap Growth ETF	17,673	2,519,993
SPDR S&P Oil & Gas Exploration & Production ETF(2)	114,951	3,132,415
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,164,232)		5,652,408
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $8,347,453), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $8,197,340)		8,195,804

6

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $1,589,074), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $1,555,162)		$1,555,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	52,553	52,553
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,803,357)		9,803,357
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,428,065)	6,428,065	6,428,065
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $413,821,634)		509,794,262
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,372,113)
TOTAL NET ASSETS — 100.0%		$507,422,149

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,137,628. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $9,378,570, which includes securities collateral of $2,950,505.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $407,393,569)	$503,366,197
Investment made with cash collateral received for securities on loan, at value (cost of $6,428,065)	6,428,065
Total investment securities, at value (cost of $413,821,634)	509,794,262
Receivable for investments sold	11,262,500
Receivable for capital shares sold	307,792
Dividends and interest receivable	97,493
Securities lending receivable	24,833
521,486,880

Liabilities
Payable for collateral received for securities on loan	6,428,065
Payable for investments purchased	7,189,251
Payable for capital shares redeemed	203,334
Accrued management fees	243,805
Distribution fees payable	276
14,064,731

Net Assets	$507,422,149

Net Assets Consist of:
Capital (par value and paid-in surplus)	$362,326,177
Distributable earnings	145,095,972
$507,422,149

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$92,314,139	6,120,480	$15.08
Class II, $0.01 Par Value	$1,398,126	93,649	$14.93
Class Y, $0.01 Par Value	$413,709,884	27,246,132	$15.18

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$1,556,740
Securities lending, net	168,707
Interest	91,022
1,816,469

Expenses:
Management fees	1,901,334
Distribution fees - Class II	1,527
Directors' fees and expenses	7,613
Other expenses	901
1,911,375
Fees waived(1)	(282,445)
1,628,930

Net investment income (loss)	187,539

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	49,533,879
Forward foreign currency exchange contract transactions	(7,022)
Foreign currency translation transactions	399
49,527,256

Change in net unrealized appreciation (depreciation) on:
Investments	79,459,570
Forward foreign currency exchange contracts	(15,540)
79,444,030

Net realized and unrealized gain (loss)	128,971,286

Net Increase (Decrease) in Net Assets Resulting from Operations	$129,158,825

(1)	Amount consists of $76,134, $672 and $205,639 for Class I, Class II and Class Y, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$187,539	$(274,335)
Net realized gain (loss)	49,527,256	92,422,459
Change in net unrealized appreciation (depreciation)	79,444,030	(115,373,029)
Net increase (decrease) in net assets resulting from operations	129,158,825	(23,224,905)

Distributions to Shareholders
From earnings:
Class I	(28,318,582)	(861,013)
Class II	(209,486)	(9,408)
Class Y	(63,495,599)	(2,009,887)
Decrease in net assets from distributions	(92,023,667)	(2,880,308)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,030,653	(34,590,725)

Net increase (decrease) in net assets	42,165,811	(60,695,938)

Net Assets
Beginning of period	465,256,338	525,952,276
End of period	$507,422,149	$465,256,338

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I, Class II and Class Y.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,214,531	—	—	—	$3,214,531
Exchange-Traded Funds	3,213,534	—	—	—	3,213,534
Total Borrowings	$6,428,065	—	—	—	$6,428,065
Gross amount of recognized liabilities for securities lending transactions					$6,428,065

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.11% of the fund's management fee. Effective August 1, 2019, the investment advisor agreed to increase the amount of the waiver from 0.11% to 0.13% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

13

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2019 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	1.00%	0.89%
Class II	0.80% to 0.90%	0.90%	0.79%
Class Y	0.55% to 0.65%	0.65%	0.54%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,371,267 and $3,455,609, respectively. The effect of interfund transactions on the Statement of Operations was $(86,163) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 were $255,020,552 and $351,934,187, respectively.

For the period ended June 30, 2019, the fund incurred net realized gains of $16,748,565 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	195,000,000		195,000,000
Sold	608,314	$9,369,880	1,345,643	$21,021,536
Issued in reinvestment of distributions	2,034,381	28,318,582	56,683	861,013
Redeemed	(6,781,323)	(101,133,654)	(1,610,001)	(25,231,872)
	(4,138,628)	(63,445,192)	(207,675)	(3,349,323)
Class II/Shares Authorized	25,000,000		25,000,000
Sold	10,040	149,737	23,679	370,474
Issued in reinvestment of distributions	15,202	209,486	623	9,408
Redeemed	(6,517)	(96,538)	(62,943)	(971,590)
	18,725	262,685	(38,641)	(591,708)
Class Y/Shares Authorized	180,000,000		180,000,000
Sold	1,133,329	17,075,807	638,162	10,070,108
Issued in reinvestment of distributions	4,535,400	63,495,599	132,056	2,009,887
Redeemed	(823,309)	(12,358,246)	(2,751,988)	(42,729,689)
	4,845,420	68,213,160	(1,981,770)	(30,649,694)
Net increase (decrease)	725,517	$5,030,653	(2,228,086)	$(34,590,725)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$487,910,432	—	—
Exchange-Traded Funds	5,652,408	—	—
Temporary Cash Investments	52,553	$9,750,804	—
Temporary Cash Investments - Securities Lending Collateral	6,428,065	—	—
	$500,043,458	$9,750,804	—

15

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,462,638.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended June 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(7,022) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(15,540) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$415,388,744
Gross tax appreciation of investments	$103,118,246
Gross tax depreciation of investments	(8,712,728)
Net tax appreciation (depreciation) of investments	$94,405,518

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$14.17	(0.02)	3.76	3.74	—	(2.83)	(2.83)	$15.08	28.09%	0.89%(4)	1.00%(4)	(0.18)%(4)	(0.29)%(4)	51%	$92,314
2018	$15.03	(0.05)	(0.73)	(0.78)	—	(0.08)	(0.08)	$14.17	(5.20)%	0.93%	1.00%	(0.29)%	(0.36)%	103%	$145,373
2017	$13.98	(0.02)	2.97	2.95	—	(1.90)	(1.90)	$15.03	21.79%	0.99%	1.01%	(0.15)%	(0.17)%	58%	$157,356
2016	$15.02	(0.02)	0.40	0.38	—	(1.42)	(1.42)	$13.98	3.23%	0.99%	1.00%	(0.14)%	(0.15)%	68%	$459,443
2015	$15.72	(0.06)	0.42	0.36	—	(1.06)	(1.06)	$15.02	1.93%	1.00%	1.00%	(0.38)%	(0.38)%	72%	$465,851
2014	$18.28	(0.08)	1.27	1.19	—	(3.75)	(3.75)	$15.72	8.14%	1.00%	1.00%	(0.50)%	(0.50)%	68%	$468,047
Class II
2019(3)	$14.06	(0.02)	3.72	3.70	—	(2.83)	(2.83)	$14.93	28.03%	1.04%(4)	1.15%(4)	(0.33)%(4)	(0.44)%(4)	51%	$1,398
2018	$14.94	(0.07)	(0.73)	(0.80)	—	(0.08)	(0.08)	$14.06	(5.36)%	1.08%	1.15%	(0.44)%	(0.51)%	103%	$1,053
2017	$13.92	(0.04)	2.96	2.92	—	(1.90)	(1.90)	$14.94	21.67%	1.14%	1.16%	(0.30)%	(0.32)%	58%	$1,697
2016	$14.98	(0.04)	0.40	0.36	—	(1.42)	(1.42)	$13.92	3.08%	1.14%	1.15%	(0.29)%	(0.30)%	68%	$1,350
2015	$15.71	(0.08)	0.41	0.33	—	(1.06)	(1.06)	$14.98	1.73%	1.15%	1.15%	(0.53)%	(0.53)%	72%	$942
2014(5)	$14.18	(0.06)	1.59	1.53	—	—	—	$15.71	10.79%	1.15%(4)	1.15%(4)	(0.61)%(4)	(0.61)%(4)	68%(6)	$379

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class Y
2019(3)	$14.23	0.01	3.78	3.79	(0.01)	(2.83)	(2.84)	$15.18	28.33%	0.54%(4)	0.65%(4)	0.17%(4)	0.06%(4)	51%	$413,710
2018	$15.05	0.01	(0.75)	(0.74)	—	(0.08)	(0.08)	$14.23	(4.92)%	0.58%	0.65%	0.06%	(0.01)%	103%	$318,830
2017(7)	$15.19	0.01	1.03	1.04	—	(1.18)	(1.18)	$15.05	6.78%	0.62%(4)	0.66%(4)	0.25%(4)	0.21%(4)	58%(8)	$366,900

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 25, 2014 (commencement of sale) through December 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2014.

(7)	September 22, 2017 (commencement of sale) through December 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

19

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including

20

cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.13% (e.g., the Class I unified fee will be reduced from 1.00% to 0.87%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

21

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92979 1908

Semiannual Report

June 30, 2019

VP Growth Fund
Class I (AWRIX)
Class II (AWREX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Top Ten Holdings	% of net assets
Microsoft Corp.	9.0%
Alphabet, Inc., Class A	7.3%
Amazon.com, Inc.	6.9%
Visa, Inc., Class A	5.4%
Apple, Inc.	5.1%
Facebook, Inc., Class A	4.3%
Lockheed Martin Corp.	2.9%
UnitedHealth Group, Inc.	2.8%
PayPal Holdings, Inc.	2.7%
Walt Disney Co. (The)	2.6%

Top Five Industries	% of net assets
Interactive Media and Services	12.0%
Software	11.3%
IT Services	8.7%
Internet and Direct Marketing Retail	6.9%
Semiconductors and Semiconductor Equipment	5.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Exchange-Traded Funds	0.4%
Total Equity Exposure	99.8%
Temporary Cash Investments - Securities Lending Collateral	0.5%
Other Assets and Liabilities	(0.3)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,221.30	$4.52	0.82%
Class II	$1,000	$1,220.60	$5.34	0.97%
Hypothetical
Class I	$1,000	$1,020.73	$4.11	0.82%
Class II	$1,000	$1,019.98	$4.86	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 3.6%
Boeing Co. (The)	101	$36,765
Lockheed Martin Corp.	407	147,961
		184,726
Airlines — 1.0%
Delta Air Lines, Inc.	955	54,196
Biotechnology — 1.8%
Biogen, Inc.(1)	165	38,588
Exelixis, Inc.(1)	603	12,886
Vertex Pharmaceuticals, Inc.(1)	215	39,427
		90,901
Capital Markets — 1.0%
Charles Schwab Corp. (The)	1,261	50,680
Chemicals — 1.3%
Dow, Inc.	1,373	67,703
Communications Equipment — 0.3%
Arista Networks, Inc.(1)	62	16,096
Consumer Finance — 0.6%
American Express Co.	256	31,601
Electronic Equipment, Instruments and Components — 1.0%
CDW Corp.	480	53,280
Entertainment — 5.3%
Liberty Media Corp-Liberty Formula One, Class C(1)	397	14,852
Netflix, Inc.(1)	221	81,177
Take-Two Interactive Software, Inc.(1)	375	42,574
Walt Disney Co. (The)	964	134,613
		273,216
Equity Real Estate Investment Trusts (REITs) — 2.8%
Equity Residential	600	45,552
SBA Communications Corp.(1)	431	96,906
		142,458
Food and Staples Retailing — 0.9%
Walmart, Inc.	442	48,837
Food Products — 0.5%
Beyond Meat, Inc.(1)(2)	14	2,249
Mondelez International, Inc., Class A	463	24,956
		27,205
Health Care Equipment and Supplies — 5.2%
ABIOMED, Inc.(1)	61	15,890
Baxter International, Inc.	1,105	90,500
Boston Scientific Corp.(1)	1,428	61,375
Edwards Lifesciences Corp.(1)	164	30,297

4

	Shares	Value
IDEXX Laboratories, Inc.(1)	58	$15,969
Intuitive Surgical, Inc.(1)	62	32,522
Penumbra, Inc.(1)(2)	135	21,600
		268,153
Health Care Providers and Services — 3.1%
Quest Diagnostics, Inc.	151	15,373
UnitedHealth Group, Inc.	597	145,674
		161,047
Hotels, Restaurants and Leisure — 4.3%
Chipotle Mexican Grill, Inc.(1)	38	27,850
Darden Restaurants, Inc.	277	33,719
Domino's Pizza, Inc.	129	35,898
Las Vegas Sands Corp.	502	29,663
Royal Caribbean Cruises Ltd.	781	94,665
		221,795
Household Products — 1.1%
Church & Dwight Co., Inc.	247	18,046
Procter & Gamble Co. (The)	357	39,145
		57,191
Insurance — 0.9%
Progressive Corp. (The)	608	48,598
Interactive Media and Services — 12.0%
Alphabet, Inc., Class A(1)	347	375,732
Facebook, Inc., Class A(1)	1,162	224,266
Twitter, Inc.(1)	670	23,383
		623,381
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	189	357,896
IT Services — 8.7%
Fastly, Inc., Class A(1)	176	3,569
PayPal Holdings, Inc.(1)	1,227	140,443
VeriSign, Inc.(1)	131	27,400
Visa, Inc., Class A	1,606	278,721
		450,133
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	455	33,975
Illumina, Inc.(1)	95	34,974
		68,949
Machinery — 1.4%
Cummins, Inc.	425	72,820
Multiline Retail — 1.0%
Target Corp.	587	50,840
Oil, Gas and Consumable Fuels — 1.0%
Concho Resources, Inc.	524	54,066
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	201	36,805

5

	Shares	Value
Pharmaceuticals — 3.7%
Merck & Co., Inc.	1,210	$101,458
Novo Nordisk A/S, B Shares	1,195	60,957
Zoetis, Inc.	245	27,805
		190,220
Road and Rail — 2.2%
Lyft, Inc., Class A(1)(2)	249	16,362
Union Pacific Corp.	564	95,378
		111,740
Semiconductors and Semiconductor Equipment — 5.4%
Analog Devices, Inc.	202	22,799
Applied Materials, Inc.	1,436	64,491
ASML Holding NV	356	74,428
Broadcom, Inc.	415	119,462
		281,180
Software — 11.3%
Microsoft Corp.	3,471	464,975
Pagerduty, Inc.(1)	45	2,117
Palo Alto Networks, Inc.(1)	188	38,307
salesforce.com, Inc.(1)	483	73,286
Zoom Video Communications, Inc., Class A(1)(2)	56	4,972
		583,657
Specialty Retail — 1.7%
TJX Cos., Inc. (The)	1,705	90,160
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	1,329	263,036
Textiles, Apparel and Luxury Goods — 2.3%
NIKE, Inc., Class B	1,088	91,338
Tapestry, Inc.	813	25,796
		117,134
TOTAL COMMON STOCKS (Cost $3,284,287)		5,149,700
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (Cost $21,022)	152	23,916
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $24,123)	24,123	24,123
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $3,329,432)		5,197,739
OTHER ASSETS AND LIABILITIES — (0.3)%		(17,757)
TOTAL NET ASSETS — 100.0%		$5,179,982

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	61,564	EUR	53,978	Credit Suisse AG	9/30/19	$(245)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $45,184. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $46,162, which includes securities collateral of $22,039.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,305,309)	$5,173,616
Investment made with cash collateral received for securities on loan, at value (cost of $24,123)	24,123
Total investment securities, at value (cost of $3,329,432)	5,197,739
Receivable for investments sold	79,075
Dividends and interest receivable	3,234
Securities lending receivable	126
5,280,174

Liabilities
Disbursements in excess of demand deposit cash	14,012
Payable for collateral received for securities on loan	24,123
Payable for investments purchased	56,809
Payable for capital shares redeemed	908
Unrealized depreciation on forward foreign currency exchange contracts	245
Accrued management fees	3,041
Distribution fees payable	1,054
100,192

Net Assets	$5,179,982

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,067,891
Distributable earnings	2,112,091
$5,179,982

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$7,240	471	$15.37
Class II, $0.01 Par Value	$5,172,742	336,970	$15.35

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $384)	$29,412
Interest	661
Securities lending, net	126
30,199

Expenses:
Management fees	22,709
Distribution fees - Class II	6,299
Directors' fees and expenses	73
29,081
Fees waived(1)	(4,541)
24,540

Net investment income (loss)	5,659

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	274,030
Forward foreign currency exchange contract transactions	1,381
Foreign currency translation transactions	(2)
275,409

Change in net unrealized appreciation (depreciation) on:
Investments	722,654
Forward foreign currency exchange contracts	(99)
Translation of assets and liabilities in foreign currencies	2
722,557

Net realized and unrealized gain (loss)	997,966

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,003,625

(1)	Amount consists of $6 and $4,535 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$5,659	$6,981
Net realized gain (loss)	275,409	605,430
Change in net unrealized appreciation (depreciation)	722,557	(616,481)
Net increase (decrease) in net assets resulting from operations	1,003,625	(4,070)

Distributions to Shareholders
From earnings:
Class I	(834)	(3,395)
Class II	(621,750)	(107,667)
Decrease in net assets from distributions	(622,584)	(111,062)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	105,377	(704,569)

Net increase (decrease) in net assets	486,418	(819,701)

Net Assets
Beginning of period	4,693,564	5,513,265
End of period	$5,179,982	$4,693,564

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$24,123	—	—	—	$24,123
Gross amount of recognized liabilities for securities lending transactions					$24,123

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From January 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.18% of the fund's management fee. Effective August 1, 2019, the investment advisor agreed to increase the amount of the waiver from 0.18% to 0.20% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

13

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2019 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	1.00%	0.82%
Class II	0.90%	0.72%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $155,232 and $193,166, respectively. The effect of interfund transactions on the Statement of Operations was $(429) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 were $1,554,776 and $2,012,203, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	58	$834	230	$3,395
Redeemed	—	—	(9,888)	(154,091)
	58	834	(9,658)	(150,696)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	9,145	136,760	32,408	496,753
Issued in reinvestment of distributions	42,998	621,750	7,290	107,667
Redeemed	(42,728)	(653,967)	(73,426)	(1,158,293)
	9,415	104,543	(33,728)	(553,873)
Net increase (decrease)	9,473	$105,377	(43,386)	$(704,569)

14

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,014,315	$135,385	—
Exchange-Traded Funds	23,916	—	—
Temporary Cash Investments - Securities Lending Collateral	24,123	—	—
	$5,062,354	$135,385	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$245	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $70,740.

The value of foreign currency risk derivative instruments as of June 30, 2019, is disclosed on the Statement of Assets and Liabilities as a liability of $245 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,381 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(99) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

15

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,360,705
Gross tax appreciation of investments	$1,874,722
Gross tax depreciation of investments	(37,688)
Net tax appreciation (depreciation) of investments	$1,837,034

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$14.34	0.03	3.02	3.05	(0.06)	(1.96)	(2.02)	$15.37	22.13%	0.82%(4)	1.00%(4)	0.38%(4)	0.20%(4)	31%	$7
2018	$14.87	0.05	(0.24)	(0.19)	(0.04)	(0.30)	(0.34)	$14.34	(1.36)%	0.82%	1.00%	0.28%	0.10%	63%	$6
2017	$13.27	0.05	3.84	3.89	(0.12)	(2.17)	(2.29)	$14.87	30.38%	0.84%	1.01%	0.35%	0.18%	60%	$150
2016	$12.76	0.09	0.46	0.55	—	(0.04)	(0.04)	$13.27	4.35%	0.85%	1.01%	0.76%	0.60%	69%	$191
2015	$13.00	0.05	0.56	0.61	(0.06)	(0.79)	(0.85)	$12.76	4.71%	0.85%	1.00%	0.44%	0.29%	69%	$183
2014	$13.25	0.05	1.43	1.48	(0.05)	(1.68)	(1.73)	$13.00	11.24%	0.93%	1.00%	0.37%	0.30%	128%	$748
Class II
2019(3)	$14.31	0.02	3.02	3.04	(0.04)	(1.96)	(2.00)	$15.35	22.06%	0.97%(4)	1.15%(4)	0.23%(4)	0.05%(4)	31%	$5,173
2018	$14.85	0.02	(0.24)	(0.22)	(0.02)	(0.30)	(0.32)	$14.31	(1.59)%	0.97%	1.15%	0.13%	(0.05)%	63%	$4,688
2017	$13.25	0.03	3.84	3.87	(0.10)	(2.17)	(2.27)	$14.85	30.22%	0.99%	1.16%	0.20%	0.03%	60%	$5,363
2016	$12.76	0.08	0.45	0.53	—	(0.04)	(0.04)	$13.25	4.20%	1.00%	1.16%	0.61%	0.45%	69%	$5,018
2015	$13.00	0.04	0.55	0.59	(0.04)	(0.79)	(0.83)	$12.76	4.55%	1.00%	1.15%	0.29%	0.14%	69%	$5,276
2014	$13.25	0.03	1.43	1.46	(0.03)	(1.68)	(1.71)	$13.00	11.07%	1.08%	1.15%	0.22%	0.15%	128%	$5,468

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

19

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and three-year periods and below its benchmark for the five-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

20

activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.20% (e.g., the Class I unified fee will be reduced from 1.00% to 0.80%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

21

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92984 1908

Semiannual Report

June 30, 2019

VP Income & Growth Fund
Class I (AVGIX)
Class II (AVPGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Top Ten Holdings	% of net assets
Microsoft Corp.	5.0%
Apple, Inc.	3.4%
Alphabet, Inc., Class A	3.1%
Amazon.com, Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Chevron Corp.	1.9%
Pfizer, Inc.	1.8%
Cisco Systems, Inc.	1.8%
Verizon Communications, Inc.	1.8%
Intel Corp.	1.7%

Top Five Industries	% of net assets
Software	8.7%
Pharmaceuticals	7.1%
Banks	6.5%
Oil, Gas and Consumable Fuels	6.1%
Equity Real Estate Investment Trusts (REITs)	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.1%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,139.40	$3.71	0.70%
Class II	$1,000	$1,137.90	$5.04	0.95%
Hypothetical
Class I	$1,000	$1,021.32	$3.51	0.70%
Class II	$1,000	$1,020.08	$4.76	0.95%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 1.2%
Boeing Co. (The)	2,493	$907,477
Raytheon Co.	20,583	3,578,972
		4,486,449
Air Freight and Logistics — 1.0%
CH Robinson Worldwide, Inc.	6,868	579,316
United Parcel Service, Inc., Class B	31,006	3,201,989
		3,781,305
Banks — 6.5%
Bank of America Corp.	135,738	3,936,402
BB&T Corp.	48,871	2,401,032
Comerica, Inc.	33,629	2,442,810
JPMorgan Chase & Co.	80,816	9,035,229
SunTrust Banks, Inc.	9,527	598,772
Wells Fargo & Co.	120,946	5,723,165
		24,137,410
Beverages — 1.8%
Coca-Cola Co. (The)	73,662	3,750,869
Molson Coors Brewing Co., Class B	1,610	90,160
PepsiCo, Inc.	21,350	2,799,625
		6,640,654
Biotechnology — 4.3%
AbbVie, Inc.	57,916	4,211,652
Amgen, Inc.	25,634	4,723,833
Biogen, Inc.(1)	11,694	2,734,876
Gilead Sciences, Inc.	63,155	4,266,752
		15,937,113
Building Products — 1.0%
Johnson Controls International plc	89,770	3,708,399
Capital Markets — 1.1%
Franklin Resources, Inc.	50,381	1,753,259
Janus Henderson Group plc	68,895	1,474,353
Moelis & Co., Class A	9,418	329,159
TD Ameritrade Holding Corp.	9,510	474,739
		4,031,510
Chemicals — 0.1%
LyondellBasell Industries NV, Class A	4,012	345,554
Commercial Services and Supplies — 1.4%
Republic Services, Inc.	22,533	1,952,259
Waste Management, Inc.	29,396	3,391,417
		5,343,676

4

	Shares	Value
Communications Equipment — 2.6%
Cisco Systems, Inc.	124,730	$6,826,473
Juniper Networks, Inc.	111,965	2,981,628
		9,808,101
Consumer Finance — 2.0%
Discover Financial Services	47,503	3,685,758
Synchrony Financial	102,429	3,551,213
		7,236,971
Containers and Packaging — 0.3%
Packaging Corp. of America	12,498	1,191,309
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	13,167	2,806,809
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	38,112	1,277,133
Verizon Communications, Inc.	116,546	6,658,273
		7,935,406
Electric Utilities — 0.8%
Exelon Corp.	35,460	1,699,952
IDACORP, Inc.	12,106	1,215,806
		2,915,758
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	18,003	2,949,431
Electronic Equipment, Instruments and Components — 1.0%
Corning, Inc.	23,619	784,859
National Instruments Corp.	65,461	2,748,708
		3,533,567
Entertainment — 0.4%
Activision Blizzard, Inc.	15,199	717,393
Walt Disney Co. (The)	5,461	762,574
		1,479,967
Equity Real Estate Investment Trusts (REITs) — 5.0%
Apple Hospitality REIT, Inc.	27,226	431,804
Brixmor Property Group, Inc.	171,949	3,074,448
Corporate Office Properties Trust	22,744	599,759
EPR Properties	36,863	2,749,611
Healthcare Trust of America, Inc., Class A	97,583	2,676,702
Industrial Logistics Properties Trust	42,618	887,307
Life Storage, Inc.	28,874	2,745,340
Regency Centers Corp.	15,728	1,049,687
Senior Housing Properties Trust	171,109	1,415,072
Spirit Realty Capital, Inc.	5,999	255,917
Tanger Factory Outlet Centers, Inc.	136,689	2,215,729
Weingarten Realty Investors	21,536	590,517
		18,691,893
Food Products — 2.6%
Campbell Soup Co.	49,062	1,965,914
General Mills, Inc.	75,842	3,983,222

5

	Shares	Value
Hershey Co. (The)	26,983	$3,616,532
		9,565,668
Health Care Equipment and Supplies — 2.4%
Medtronic plc	53,260	5,186,992
Stryker Corp.	18,347	3,771,776
		8,958,768
Health Care Providers and Services — 0.2%
UnitedHealth Group, Inc.	3,441	839,638
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	3,401	551,336
Hotels, Restaurants and Leisure — 2.1%
Darden Restaurants, Inc.	27,960	3,403,571
Starbucks Corp.	51,853	4,346,837
		7,750,408
Household Durables — 0.4%
Garmin Ltd.	20,352	1,624,090
Household Products — 0.7%
Procter & Gamble Co. (The)	23,063	2,528,858
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	8,381	1,463,239
Insurance — 2.9%
MetLife, Inc.	78,405	3,894,376
Progressive Corp. (The)	46,817	3,742,083
Prudential Financial, Inc.	32,626	3,295,226
		10,931,685
Interactive Media and Services — 4.2%
Alphabet, Inc., Class A(1)	10,639	11,519,909
Facebook, Inc., Class A(1)	20,152	3,889,336
		15,409,245
Internet and Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)	4,980	9,430,277
eBay, Inc.	90,515	3,575,343
		13,005,620
IT Services — 3.3%
Amdocs Ltd.	27,900	1,732,311
Fidelity National Information Services, Inc.	3,122	383,007
International Business Machines Corp.	35,643	4,915,170
Leidos Holdings, Inc.	2,593	207,051
Mastercard, Inc., Class A	689	182,261
MAXIMUS, Inc.	7,115	516,122
PayPal Holdings, Inc.(1)	6,878	787,256
Visa, Inc., Class A	19,682	3,415,811
		12,138,989
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc.	8,505	2,497,748
Machinery — 1.7%
Cummins, Inc.	19,203	3,290,242

6

	Shares	Value
Snap-on, Inc.	18,810	$3,115,688
		6,405,930
Media — 0.8%
Comcast Corp., Class A	1,667	70,481
Interpublic Group of Cos., Inc. (The)	126,943	2,867,642
		2,938,123
Metals and Mining — 0.8%
Nucor Corp.	56,185	3,095,793
Multi-Utilities — 0.5%
Dominion Energy, Inc.	23,537	1,819,881
Multiline Retail — 0.1%
Target Corp.	4,535	392,776
Oil, Gas and Consumable Fuels — 6.1%
Chevron Corp.	55,788	6,942,259
ConocoPhillips	17,495	1,067,195
Exxon Mobil Corp.	25,609	1,962,418
HollyFrontier Corp.	65,218	3,018,289
Occidental Petroleum Corp.	55,797	2,805,473
Phillips 66	38,648	3,615,134
Valero Energy Corp.	38,271	3,276,380
		22,687,148
Paper and Forest Products — 0.8%
Domtar Corp.	63,220	2,815,187
Pharmaceuticals — 7.1%
Allergan plc	18,310	3,065,643
Bristol-Myers Squibb Co.	79,965	3,626,413
Eli Lilly & Co.	36,949	4,093,580
Johnson & Johnson	30,376	4,230,769
Merck & Co., Inc.	53,894	4,519,012
Pfizer, Inc.	158,069	6,847,549
		26,382,966
Semiconductors and Semiconductor Equipment — 4.8%
Analog Devices, Inc.	658	74,268
Applied Materials, Inc.	45,471	2,042,103
Broadcom, Inc.	17,144	4,935,072
Intel Corp.	130,871	6,264,795
QUALCOMM, Inc.	58,216	4,428,491
		17,744,729
Software — 8.7%
Intuit, Inc.	16,514	4,315,604
LogMeIn, Inc.	22,385	1,649,327
Microsoft Corp.	138,414	18,541,939
Oracle Corp. (New York)	98,058	5,586,364
Zscaler, Inc.(1)	30,675	2,350,932
		32,444,166
Specialty Retail — 0.9%
American Eagle Outfitters, Inc.	135,854	2,295,933

7

	Shares	Value
AutoZone, Inc.(1)	752	$826,801
Best Buy Co., Inc.	5,023	350,254
		3,472,988
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	63,124	12,493,502
Hewlett Packard Enterprise Co.	203,542	3,042,953
HP, Inc.	17,506	363,950
Seagate Technology plc	53,013	2,497,972
		18,398,377
Textiles, Apparel and Luxury Goods — 1.8%
NIKE, Inc., Class B	23,166	1,944,786
Ralph Lauren Corp.	14,613	1,659,890
Tapestry, Inc.	91,823	2,913,544
		6,518,220
Tobacco — 2.3%
Altria Group, Inc.	87,430	4,139,811
Philip Morris International, Inc.	56,738	4,455,635
		8,595,446
TOTAL COMMON STOCKS (Cost $289,012,762)		367,938,304
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $2,589,336), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $2,542,772)		2,542,296
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 7/15/28, valued at $494,614), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $482,050)		482,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,485	2,485
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,026,781)		3,026,781
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $292,039,543)		370,965,085
OTHER ASSETS AND LIABILITIES — 0.1%		258,663
TOTAL NET ASSETS — 100.0%		$371,223,748

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $292,039,543)	$370,965,085
Receivable for capital shares sold	49,972
Dividends and interest receivable	550,652
371,565,709

Liabilities
Payable for capital shares redeemed	125,371
Accrued management fees	210,443
Distribution fees payable	6,147
341,961

Net Assets	$371,223,748

Net Assets Consist of:
Capital (par value and paid-in surplus)	$289,073,406
Distributable earnings	82,150,342
$371,223,748

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$340,788,771	36,659,226	$9.30
Class II, $0.01 Par Value	$30,434,977	3,272,269	$9.30

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$5,249,364
Interest	32,904
5,282,268

Expenses:
Management fees	1,282,749
Distribution fees - Class II	36,992
Directors' fees and expenses	5,351
Other expenses	782
1,325,874

Net investment income (loss)	3,956,394

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,641,159
Change in net unrealized appreciation (depreciation) on investments	39,385,899

Net realized and unrealized gain (loss)	43,027,058

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,983,452

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$3,956,394	$8,245,471
Net realized gain (loss)	3,641,159	31,484,294
Change in net unrealized appreciation (depreciation)	39,385,899	(64,272,459)
Net increase (decrease) in net assets resulting from operations	46,983,452	(24,542,694)

Distributions to Shareholders
From earnings:
Class I	(32,850,775)	(34,870,866)
Class II	(2,849,038)	(2,587,170)
Decrease in net assets from distributions	(35,699,813)	(37,458,036)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	17,960,512	(1,147,473)

Net increase (decrease) in net assets	29,244,151	(63,148,203)

Net Assets
Beginning of period	341,979,597	405,127,800
End of period	$371,223,748	$341,979,597

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

12

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The management fee schedule ranges from 0.65% to

13

0.70% for each class. The effective annual management fee for each class for the period ended June 30, 2019 was 0.70%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,466,555 and $364,158, respectively. The effect of interfund transactions on the Statement of Operations was $(87,039) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 were $128,167,416 and $141,935,142, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	837,037	$7,900,317	1,819,424	$18,757,567
Issued in reinvestment of distributions	3,577,681	32,850,775	3,605,271	34,870,866
Redeemed	(2,687,114)	(25,426,539)	(5,802,041)	(59,738,092)
	1,727,604	15,324,553	(377,346)	(6,109,659)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	276,231	2,619,960	850,519	8,863,064
Issued in reinvestment of distributions	309,950	2,849,038	267,303	2,587,170
Redeemed	(299,508)	(2,833,039)	(635,856)	(6,488,048)
	286,673	2,635,959	481,966	4,962,186
Net increase (decrease)	2,014,277	$17,960,512	104,620	$(1,147,473)

14

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$367,938,304	—	—
Temporary Cash Investments	2,485	$3,024,296	—
	$367,940,789	$3,024,296	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$294,092,403
Gross tax appreciation of investments	$90,011,488
Gross tax depreciation of investments	(13,138,806)
Net tax appreciation (depreciation) of investments	$76,872,682

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$9.02	0.10	1.14	1.24	(0.11)	(0.85)	(0.96)	$9.30	13.94%	0.70%(4)	2.18%(4)	35%	$340,789
2018	$10.71	0.22	(0.90)	(0.68)	(0.20)	(0.81)	(1.01)	$9.02	(6.87)%	0.70%	2.11%	70%	$315,041
2017	$9.32	0.24	1.62	1.86	(0.24)	(0.23)	(0.47)	$10.71	20.49%	0.71%	2.47%	76%	$378,295
2016	$8.57	0.21	0.91	1.12	(0.21)	(0.16)	(0.37)	$9.32	13.48%	0.70%	2.38%	78%	$358,600
2015	$10.11	0.19	(0.71)	(0.52)	(0.19)	(0.83)	(1.02)	$8.57	(5.62)%	0.70%	2.14%	88%	$349,147
2014	$9.17	0.20	0.94	1.14	(0.20)	—	(0.20)	$10.11	12.50%	0.70%	2.13%	77%	$342,075
Class II
2019(3)	$9.02	0.09	1.13	1.22	(0.09)	(0.85)	(0.94)	$9.30	13.79%	0.95%(4)	1.93%(4)	35%	$30,435
2018	$10.72	0.19	(0.91)	(0.72)	(0.17)	(0.81)	(0.98)	$9.02	(7.19)%	0.95%	1.86%	70%	$26,938
2017	$9.32	0.22	1.62	1.84	(0.21)	(0.23)	(0.44)	$10.72	20.30%	0.96%	2.22%	76%	$26,833
2016	$8.57	0.18	0.92	1.10	(0.19)	(0.16)	(0.35)	$9.32	13.20%	0.95%	2.13%	78%	$23,511
2015	$10.11	0.17	(0.71)	(0.54)	(0.17)	(0.83)	(1.00)	$8.57	(5.95)%	0.95%	1.89%	88%	$17,417
2014	$9.17	0.18	0.93	1.11	(0.17)	—	(0.17)	$10.11	12.33%	0.95%	1.88%	77%	$21,038

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

18

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including

19

cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

20

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92975 1908

Semiannual Report

June 30, 2019

VP International Fund
Class I (AVIIX)
Class II (ANVPX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Top Ten Holdings	% of net assets
AIA Group Ltd.	3.2%
AstraZeneca plc	2.5%
CSL Ltd.	2.3%
Lonza Group AG	2.1%
Nestle SA	2.1%
Danone SA	2.0%
Keyence Corp.	2.0%
London Stock Exchange Group plc	2.0%
Diageo plc	1.9%
Novartis AG	1.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.9%
Temporary Cash Investments	3.2%
Other Assets and Liabilities	(0.1)%

Investments by Country	% of net assets
Japan	13.8%
United Kingdom	11.7%
Switzerland	11.0%
France	10.3%
Netherlands	6.6%
Germany	6.4%
Sweden	4.9%
Australia	4.7%
Hong Kong	4.1%
China	3.9%
Canada	3.6%
Ireland	2.7%
Other Countries	13.2%
Cash and Equivalents*	3.1%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,179.20	$5.73	1.06%
Class II	$1,000	$1,177.60	$6.53	1.21%
Hypothetical
Class I	$1,000	$1,019.54	$5.31	1.06%
Class II	$1,000	$1,018.79	$6.06	1.21%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.9%
Australia — 4.7%
Atlassian Corp. plc, Class A(1)	5,970	$781,115
BHP Group Ltd.	71,530	2,072,129
CSL Ltd.	27,960	4,229,926
Treasury Wine Estates Ltd.	133,140	1,394,777
		8,477,947
Austria — 1.0%
Erste Group Bank AG(1)	48,163	1,787,834
Belgium — 0.9%
KBC Group NV	25,850	1,694,537
Brazil — 1.5%
Localiza Rent a Car SA	147,539	1,563,396
Magazine Luiza SA	20,600	1,119,871
		2,683,267
Canada — 3.6%
Alimentation Couche-Tard, Inc., B Shares	31,540	1,984,813
Canada Goose Holdings, Inc.(1)	30,900	1,196,757
Canadian Pacific Railway Ltd.	5,860	1,380,168
Intact Financial Corp.	10,560	975,886
Nutrien Ltd.	19,220	1,028,110
		6,565,734
China — 3.9%
Alibaba Group Holding Ltd. ADR(1)	14,130	2,394,329
ANTA Sports Products Ltd.	197,000	1,347,033
GDS Holdings Ltd. ADR(1)	24,030	902,807
TAL Education Group ADR(1)	19,030	725,043
Tencent Holdings Ltd.	37,600	1,701,043
		7,070,255
Denmark — 1.8%
Chr Hansen Holding A/S	14,900	1,401,044
DSV A/S	18,777	1,843,512
		3,244,556
Finland — 1.4%
Neste Oyj	77,540	2,635,864
France — 10.3%
Airbus SE	17,520	2,484,247
Danone SA	43,520	3,690,947
Dassault Systemes SE	14,300	2,284,652
Edenred	36,460	1,860,100
Kering SA	4,650	2,750,683
Peugeot SA	28,860	711,280
Schneider Electric SE	22,110	2,005,544

4

	Shares	Value
TOTAL SA	35,700	$1,997,454
Vivendi SA	32,470	894,930
		18,679,837
Germany — 6.4%
adidas AG	8,620	2,661,206
Aroundtown SA	213,600	1,759,924
HUGO BOSS AG	14,530	968,344
Infineon Technologies AG	62,710	1,108,216
SAP SE	17,860	2,455,055
Symrise AG	27,810	2,676,023
		11,628,768
Hong Kong — 4.1%
AIA Group Ltd.	529,400	5,723,155
Hong Kong Exchanges & Clearing Ltd.	48,800	1,724,880
		7,448,035
Hungary — 0.3%
OTP Bank Nyrt.	15,480	615,850
India — 0.7%
HDFC Bank Ltd.	35,370	1,254,529
Indonesia — 0.6%
Bank Central Asia Tbk PT	547,800	1,163,332
Ireland — 2.7%
CRH plc	68,399	2,234,787
ICON plc(1)	6,890	1,060,853
Kerry Group plc, A Shares	13,900	1,659,699
		4,955,339
Italy — 0.5%
Nexi SpA(1)	93,874	967,708
Japan — 13.8%
Fast Retailing Co. Ltd.	3,000	1,816,363
GMO Payment Gateway, Inc.	13,900	958,441
Hoya Corp.	32,500	2,496,422
JGC Corp.	69,300	954,588
Keyence Corp.	5,900	3,625,783
MonotaRO Co. Ltd.	68,200	1,668,485
Obic Co. Ltd.	11,800	1,339,723
Pan Pacific International Holdings Corp.	37,500	2,383,536
Recruit Holdings Co. Ltd.	87,900	2,938,586
Shiseido Co. Ltd.	34,400	2,598,147
Sysmex Corp.	32,600	2,129,567
Terumo Corp.	68,400	2,042,441
		24,952,082
Netherlands — 6.6%
Adyen NV(1)	2,128	1,643,189
ASML Holding NV	9,740	2,036,315
InterXion Holding NV(1)	36,242	2,757,654
Koninklijke DSM NV	24,280	3,002,054

5

	Shares	Value
Koninklijke KPN NV	474,250	$1,456,248
QIAGEN NV(1)	26,237	1,063,910
		11,959,370
New Zealand — 0.6%
a2 Milk Co. Ltd.(1)	116,770	1,138,418
Norway — 0.4%
Subsea 7 SA	53,510	647,646
Russia — 0.8%
Yandex NV, A Shares(1)	38,980	1,481,240
South Korea — 0.5%
Fila Korea Ltd.	12,370	823,002
Spain — 1.5%
Cellnex Telecom SA(1)	74,357	2,752,578
Sweden — 4.9%
Atlas Copco AB, A Shares	31,600	1,010,146
Hexagon AB, B Shares	32,520	1,805,837
Lundin Petroleum AB	56,460	1,757,097
Swedish Match AB	43,420	1,835,113
Telefonaktiebolaget LM Ericsson, B Shares	259,260	2,460,453
		8,868,646
Switzerland — 11.0%
Alcon, Inc.(1)	17,322	1,071,335
Lonza Group AG(1)	11,510	3,884,334
Nestle SA	36,470	3,775,693
Novartis AG	34,610	3,165,673
Partners Group Holding AG	2,470	1,940,843
Sika AG	12,408	2,117,804
Straumann Holding AG	2,120	1,870,887
Temenos AG(1)	11,670	2,089,669
		19,916,238
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	156,000	1,190,051
United Kingdom — 11.7%
Associated British Foods plc	57,160	1,791,631
AstraZeneca plc	54,880	4,480,101
B&M European Value Retail SA	429,057	1,819,735
Burberry Group plc	49,100	1,164,863
Diageo plc	79,760	3,434,805
Ferguson plc(1)	17,610	1,255,222
London Stock Exchange Group plc	50,900	3,546,386
Melrose Industries plc	571,240	1,314,788
Prudential plc	51,030	1,111,468
Standard Chartered plc (London)	151,570	1,379,208
		21,298,207
TOTAL COMMON STOCKS (Cost $141,966,083)		175,900,870

6

	Shares	Value
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $4,925,684), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $4,837,106)		$4,836,199
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $939,718), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $917,096)		917,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,634	4,634
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,757,833)		5,757,833
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $147,723,916)		181,658,703
OTHER ASSETS AND LIABILITIES — (0.1)%		(240,366)
TOTAL NET ASSETS — 100.0%		$181,418,337

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	15.6%
Health Care	15.1%
Consumer Staples	12.9%
Financials	12.5%
Consumer Discretionary	12.0%
Industrials	11.2%
Materials	8.2%
Communication Services	4.5%
Energy	3.9%
Real Estate	1.0%
Cash and Equivalents*	3.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $147,723,916)	$181,658,703
Foreign currency holdings, at value (cost of $45,596)	45,585
Receivable for investments sold	505,235
Receivable for capital shares sold	8,869
Dividends and interest receivable	421,726
Other assets	11,704
182,651,822

Liabilities
Payable for investments purchased	940,420
Payable for capital shares redeemed	114,287
Accrued management fees	147,602
Distribution fees payable	8,248
Accrued foreign taxes	22,928
1,233,485

Net Assets	$181,418,337

Net Assets Consist of:
Capital (par value and paid-in surplus)	$148,210,667
Distributable earnings	33,207,670
$181,418,337

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$140,511,352	13,304,906	$10.56
Class II, $0.01 Par Value	$40,906,985	3,876,652	$10.55

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $217,231)	$2,000,345
Interest	21,366
2,021,711

Expenses:
Management fees	1,131,122
Distribution fees - Class II	49,367
Directors' fees and expenses	2,429
Other expenses	6,924
1,189,842
Fees waived(1)	(268,184)
921,658

Net investment income (loss)	1,100,053

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,672,686)
Foreign currency translation transactions	(15,604)
(1,688,290)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(17,227))	27,962,206
Translation of assets and liabilities in foreign currencies	2,032
27,964,238

Net realized and unrealized gain (loss)	26,275,948

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,376,001

(1)	Amount consists of $204,994 and $63,190 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$1,100,053	$1,409,498
Net realized gain (loss)	(1,688,290)	9,745,159
Change in net unrealized appreciation (depreciation)	27,964,238	(38,816,365)
Net increase (decrease) in net assets resulting from operations	27,376,001	(27,661,708)

Distributions to Shareholders
From earnings:
Class I	(7,985,011)	(11,622,034)
Class II	(2,409,637)	(3,459,625)
Decrease in net assets from distributions	(10,394,648)	(15,081,659)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,133,904	(2,299,400)

Net increase (decrease) in net assets	27,115,257	(45,042,767)

Net Assets
Beginning of period	154,303,080	199,345,847
End of period	$181,418,337	$154,303,080

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.32% of the fund’s management fee. Effective August 1, 2019, the investment advisor agreed to increase the amount of the waiver from 0.32% to 0.37% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2019 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	1.00% to 1.50%	1.37%	1.05%
Class II	0.90% to 1.40%	1.27%	0.95%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $241,570 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 were $63,169,020 and $65,645,904, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	1,290,989	$13,320,616	1,020,615	$11,792,553
Issued in reinvestment of distributions	793,739	7,985,011	1,015,025	11,622,034
Redeemed	(1,080,203)	(11,110,550)	(2,304,587)	(26,624,727)
	1,004,525	10,195,077	(268,947)	(3,210,140)
Class II/Shares Authorized	100,000,000		100,000,000
Sold	92,583	931,397	298,515	3,461,525
Issued in reinvestment of distributions	239,527	2,409,637	302,415	3,459,625
Redeemed	(330,121)	(3,402,207)	(526,336)	(6,010,410)
	1,989	(61,173)	74,594	910,740
Net increase (decrease)	1,006,514	$10,133,904	(194,353)	$(2,299,400)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$781,115	$7,696,832	—
Canada	1,196,757	5,368,977	—
China	4,022,179	3,048,076	—
Ireland	1,060,853	3,894,486	—
Netherlands	3,821,564	8,137,806	—
Russia	1,481,240	—	—
Other Countries	—	135,390,985	—
Temporary Cash Investments	4,634	5,753,199	—
	$12,368,342	$169,290,361	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$147,897,550
Gross tax appreciation of investments	$35,812,117
Gross tax depreciation of investments	(2,050,964)
Net tax appreciation (depreciation) of investments	$33,761,153

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$9.54	0.07	1.60	1.67	(0.09)	(0.56)	(0.65)	$10.56	17.92%	1.06%(4)	1.38%(4)	1.35%(4)	1.03%(4)	38%	$140,511
2018	$12.18	0.09	(1.79)	(1.70)	(0.15)	(0.79)	(0.94)	$9.54	(15.22)%	1.04%	1.37%	0.78%	0.45%	66%	$117,384
2017	$9.37	0.09	2.81	2.90	(0.09)	—	(0.09)	$12.18	31.21%	1.09%	1.35%	0.81%	0.55%	58%	$153,123
2016	$10.02	0.08	(0.63)	(0.55)	(0.10)	—	(0.10)	$9.37	(5.50)%	1.10%	1.37%	0.87%	0.60%	71%	$160,668
2015	$9.98	0.08	—(5)	0.08	(0.04)	—	(0.04)	$10.02	0.76%	1.03%	1.33%	0.79%	0.49%	59%	$183,648
2014	$10.74	0.09	(0.67)	(0.58)	(0.18)	—	(0.18)	$9.98	(5.51)%	1.03%	1.33%	0.84%	0.54%	77%	$210,511
Class II
2019(3)	$9.53	0.06	1.60	1.66	(0.08)	(0.56)	(0.64)	$10.55	17.76%	1.21%(4)	1.53%(4)	1.20%(4)	0.88%(4)	38%	$40,907
2018	$12.16	0.07	(1.78)	(1.71)	(0.13)	(0.79)	(0.92)	$9.53	(15.29)%	1.19%	1.52%	0.63%	0.30%	66%	$36,919
2017	$9.36	0.06	2.82	2.88	(0.08)	—	(0.08)	$12.16	30.93%	1.24%	1.50%	0.66%	0.40%	58%	$46,223
2016	$10.00	0.07	(0.62)	(0.55)	(0.09)	—	(0.09)	$9.36	(5.55)%	1.25%	1.52%	0.72%	0.45%	71%	$38,746
2015	$9.97	0.07	(0.02)	0.05	(0.02)	—	(0.02)	$10.00	0.51%	1.18%	1.48%	0.64%	0.34%	59%	$47,756
2014	$10.73	0.08	(0.68)	(0.60)	(0.16)	—	(0.16)	$9.97	(5.65)%	1.18%	1.48%	0.69%	0.39%	77%	$50,788

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

18

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

19

activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.37% (e.g., the Class I unified fee will be reduced from 1.36% to 0.99%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They

20

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92978 1908

Semiannual Report

June 30, 2019

VP Large Company Value Fund
Class I (AVVIX)
Class II (AVVTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Top Ten Holdings	% of net assets
Medtronic plc	3.9%
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
iShares Russell 1000 Value ETF	3.4%
TOTAL SA ADR	3.3%
Verizon Communications, Inc.	3.1%
PNC Financial Services Group, Inc. (The)	2.9%
Pfizer, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.8%
Procter & Gamble Co. (The)	2.6%

Top Five Industries	% of net assets
Banks	14.2%
Pharmaceuticals	8.0%
Health Care Equipment and Supplies	7.8%
Oil, Gas and Consumable Fuels	6.5%
Capital Markets	4.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	85.2%
Foreign Common Stocks*	8.7%
Exchange-Traded Funds	3.4%
Total Equity Exposure	97.3%
Temporary Cash Investments	3.6%
Other Assets and Liabilities	(0.9)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,162.60	$4.08	0.76%
Class II	$1,000	$1,162.20	$4.88	0.91%
Hypothetical
Class I	$1,000	$1,021.03	$3.81	0.76%
Class II	$1,000	$1,020.28	$4.56	0.91%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 93.9%
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	5,250	$542,168
Airlines — 1.3%
Southwest Airlines Co.	12,200	619,516
Auto Components — 0.7%
BorgWarner, Inc.	7,390	310,232
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	15,530	401,295
Banks — 14.2%
Bank of America Corp.	11,310	327,990
BB&T Corp.	23,360	1,147,677
JPMorgan Chase & Co.	15,920	1,779,856
PNC Financial Services Group, Inc. (The)	9,760	1,339,853
U.S. Bancorp	22,200	1,163,280
Wells Fargo & Co.	18,330	867,375
		6,626,031
Beverages — 1.2%
PepsiCo, Inc.	4,150	544,190
Biotechnology — 1.0%
Gilead Sciences, Inc.	6,990	472,244
Building Products — 1.3%
Johnson Controls International plc	15,010	620,063
Capital Markets — 4.8%
Ameriprise Financial, Inc.	5,380	780,961
Bank of New York Mellon Corp. (The)	24,570	1,084,765
Invesco Ltd.	18,530	379,124
		2,244,850
Chemicals — 1.0%
DuPont de Nemours, Inc.	6,260	469,938
Communications Equipment — 0.5%
Cisco Systems, Inc.	4,130	226,035
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	2,170	462,579
Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	25,660	1,465,956
Electric Utilities — 4.5%
Eversource Energy	9,190	696,234
Pinnacle West Capital Corp.	6,140	577,713
Xcel Energy, Inc.	13,700	815,013
		2,088,960
Electrical Equipment — 2.6%
Eaton Corp. plc	7,010	583,793

4

	Shares	Value
Emerson Electric Co.	9,350	$623,832
		1,207,625
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	5,960	570,849
Energy Equipment and Services — 2.7%
Baker Hughes a GE Co.	15,910	391,863
Schlumberger Ltd.	21,380	849,641
		1,241,504
Equity Real Estate Investment Trusts (REITs) — 2.3%
Welltower, Inc.	5,720	466,352
Weyerhaeuser Co.	22,390	589,752
		1,056,104
Food and Staples Retailing — 1.4%
Sysco Corp.	3,420	241,862
Walmart, Inc.	3,630	401,079
		642,941
Food Products — 3.0%
Conagra Brands, Inc.	13,420	355,898
Kellogg Co.	3,770	201,959
Mondelez International, Inc., Class A	15,830	853,237
		1,411,094
Health Care Equipment and Supplies — 7.8%
Hologic, Inc.(1)	10,590	508,532
Medtronic plc	18,480	1,799,767
Zimmer Biomet Holdings, Inc.	11,170	1,315,156
		3,623,455
Health Care Providers and Services — 2.1%
McKesson Corp.	2,590	348,070
Quest Diagnostics, Inc.	6,460	657,693
		1,005,763
Health Care Technology — 1.1%
Cerner Corp.	6,750	494,775
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	7,830	364,487
Household Durables — 0.6%
PulteGroup, Inc.	8,400	265,608
Household Products — 3.4%
Colgate-Palmolive Co.	5,430	389,168
Procter & Gamble Co. (The)	11,160	1,223,694
		1,612,862
Industrial Conglomerates — 1.3%
Siemens AG	5,010	595,512
Insurance — 3.5%
Aflac, Inc.	10,810	592,496
Chubb Ltd.	7,210	1,061,961
		1,654,457

5

	Shares	Value
Machinery — 2.4%
Atlas Copco AB, B Shares	15,840	$454,471
Cummins, Inc.	3,880	664,799
		1,119,270
Oil, Gas and Consumable Fuels — 6.5%
Chevron Corp.	9,400	1,169,736
Royal Dutch Shell plc, Class B ADR	5,370	353,024
TOTAL SA ADR	27,260	1,520,835
		3,043,595
Personal Products — 0.5%
Unilever NV CVA	3,670	223,555
Pharmaceuticals — 8.0%
Johnson & Johnson	11,490	1,600,327
Merck & Co., Inc.	4,090	342,946
Pfizer, Inc.	30,430	1,318,228
Roche Holding AG	1,660	467,068
		3,728,569
Road and Rail — 0.5%
Union Pacific Corp.	1,400	236,754
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	10,280	461,675
Intel Corp.	14,860	711,348
Maxim Integrated Products, Inc.	6,680	399,598
		1,572,621
Software — 1.0%
Oracle Corp.(New York)	8,090	460,887
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	3,400	524,076
TOTAL COMMON STOCKS (Cost $38,595,704)		43,750,420
EXCHANGE-TRADED FUNDS — 3.4%
iShares Russell 1000 Value ETF (Cost $1,514,198)	12,450	1,583,889
TEMPORARY CASH INVESTMENTS — 3.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $1,435,807), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $1,409,986)		1,409,722
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $274,524), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $267,028)		267,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,701	1,701
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,678,423)		1,678,423
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $41,788,325)		47,012,732
OTHER ASSETS AND LIABILITIES — (0.9)%		(411,687)
TOTAL NET ASSETS — 100.0%		$46,601,045

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	345,295	CHF	336,359	UBS AG	9/30/19	$(2,037)
USD	20,082	CHF	19,363	UBS AG	9/30/19	87
USD	25,511	CHF	24,674	UBS AG	9/30/19	32
USD	1,941,449	EUR	1,702,204	Credit Suisse AG	9/30/19	(7,724)
USD	293,113	GBP	230,368	JPMorgan Chase Bank N.A.	9/30/19	(596)
USD	9,103	GBP	7,135	JPMorgan Chase Bank N.A.	9/30/19	7
USD	336,774	JPY	36,003,856	Bank of America N.A.	9/30/19	646
USD	335,480	SEK	3,129,558	Goldman Sachs & Co.	9/30/19	(3,662)
USD	21,621	SEK	199,377	Goldman Sachs & Co.	9/30/19	16
						$(13,231)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $41,788,325)	$47,012,732
Receivable for investments sold	472,193
Receivable for capital shares sold	512
Unrealized appreciation on forward foreign currency exchange contracts	788
Dividends and interest receivable	66,084
47,552,309

Liabilities
Payable for investments purchased	879,493
Payable for capital shares redeemed	25,470
Unrealized depreciation on forward foreign currency exchange contracts	14,019
Accrued management fees	25,065
Distribution fees payable	7,217
951,264

Net Assets	$46,601,045

Net Assets Consist of:
Capital (par value and paid-in surplus)	$42,195,084
Distributable earnings	4,405,961
$46,601,045

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$9,889,613	660,414	$14.97
Class II, $0.01 Par Value	$36,711,432	2,412,177	$15.22

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,090)	$539,462
Interest	13,429
552,891

Expenses:
Management fees	161,691
Distribution fees - Class II	38,179
Directors' fees and expenses	559
Other expenses	161
200,590
Fees waived(1)	(27,527)
173,063

Net investment income (loss)	379,828

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(509,786)
Forward foreign currency exchange contract transactions	47,713
Foreign currency translation transactions	(555)
(462,628)

Change in net unrealized appreciation (depreciation) on:
Investments	5,569,778
Forward foreign currency exchange contracts	9,484
Translation of assets and liabilities in foreign currencies	(2)
5,579,260

Net realized and unrealized gain (loss)	5,116,632

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,496,460

(1)	Amount consists of $6,148 and $21,379 for Class I and Class II, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$379,828	$487,849
Net realized gain (loss)	(462,628)	1,020,285
Change in net unrealized appreciation (depreciation)	5,579,260	(4,206,549)
Net increase (decrease) in net assets resulting from operations	5,496,460	(2,698,415)

Distributions to Shareholders
From earnings:
Class I	(355,372)	(611,555)
Class II	(1,149,414)	(1,297,485)
Decrease in net assets from distributions	(1,504,786)	(1,909,040)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,821,322	13,341,476

Net increase (decrease) in net assets	15,812,996	8,734,021

Net Assets
Beginning of period	30,788,049	22,054,028
End of period	$46,601,045	$30,788,049

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.14% of the fund's management fee. Effective August 1, 2019, the investment advisor agreed to increase the amount of the waiver from 0.14% to 0.15% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2019 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.70% to 0.90%	0.90%	0.76%
Class II	0.60% to 0.80%	0.80%	0.66%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $373,245 and $102,590, respectively. The effect of interfund transactions on the Statement of Operations was $6,437 in net realized gain (loss) on investment transactions.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 were $20,850,749 and $10,418,967, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	176,377	$2,579,480	130,411	$1,958,878
Issued in reinvestment of distributions	24,610	355,372	43,222	611,555
Redeemed	(37,260)	(549,105)	(189,626)	(2,879,480)
	163,727	2,385,747	(15,993)	(309,047)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	637,317	9,482,068	987,913	14,992,115
Issued in reinvestment of distributions	78,325	1,149,414	90,302	1,297,485
Redeemed	(80,551)	(1,195,907)	(174,538)	(2,639,077)
	635,091	9,435,575	903,677	13,650,523
Net increase (decrease)	798,818	$11,821,322	887,684	$13,341,476

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$42,009,814	$1,740,606	—
Exchange-Traded Funds	1,583,889	—	—
Temporary Cash Investments	1,701	1,676,722	—
	$43,595,404	$3,417,328	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$788	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$14,019	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,186,574.

The value of foreign currency risk derivative instruments as of June 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $788 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $14,019 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $47,713 in net realized gain (loss) on forward foreign currency exchange contract transactions and $9,484 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

15

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$42,391,328
Gross tax appreciation of investments	$5,369,469
Gross tax depreciation of investments	(748,065)
Net tax appreciation (depreciation) of investments	$4,621,404

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$13.38	0.15	2.00	2.15	(0.19)	(0.37)	(0.56)	$14.97	16.26%	0.76%(4)	0.90%(4)	2.05%(4)	1.91%(4)	27%	$9,890
2018	$15.77	0.28	(1.49)	(1.21)	(0.27)	(0.91)	(1.18)	$13.38	(8.04)%	0.78%	0.90%	1.86%	1.74%	51%	$6,644
2017	$15.25	0.31	1.31	1.62	(0.27)	(0.83)	(1.10)	$15.77	11.07%	0.80%	0.91%	2.02%	1.91%	64%	$8,083
2016	$14.39	0.29	1.75	2.04	(0.31)	(0.87)	(1.18)	$15.25	15.25%	0.79%	0.90%	2.03%	1.92%	77%	$9,984
2015	$15.23	0.22	(0.81)	(0.59)	(0.23)	(0.02)	(0.25)	$14.39	(3.89)%	0.80%	0.91%	1.43%	1.32%	63%	$8,693
2014	$13.69	0.21	1.54	1.75	(0.21)	—	(0.21)	$15.23	12.87%	0.80%	0.90%	1.47%	1.37%	70%	$7,547
Class II
2019(3)	$13.59	0.14	2.04	2.18	(0.18)	(0.37)	(0.55)	$15.22	16.22%	0.91%(4)	1.05%(4)	1.90%(4)	1.76%(4)	27%	$36,711
2018	$16.00	0.26	(1.51)	(1.25)	(0.25)	(0.91)	(1.16)	$13.59	(8.19)%	0.93%	1.05%	1.71%	1.59%	51%	$24,144
2017	$15.45	0.29	1.33	1.62	(0.24)	(0.83)	(1.07)	$16.00	10.96%	0.95%	1.06%	1.87%	1.76%	64%	$13,971
2016	$14.57	0.27	1.77	2.04	(0.29)	(0.87)	(1.16)	$15.45	15.02%	0.94%	1.05%	1.88%	1.77%	77%	$9,676
2015	$15.42	0.19	(0.81)	(0.62)	(0.21)	(0.02)	(0.23)	$14.57	(4.05)%	0.95%	1.06%	1.28%	1.17%	63%	$8,816
2014	$13.86	0.19	1.56	1.75	(0.19)	—	(0.19)	$15.42	12.77%	0.95%	1.05%	1.32%	1.22%	70%	$9,515

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

19

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including

20

cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.15% (e.g., the Class I unified fee will be reduced from 0.90% to 0.75%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services,

21

fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92982 1908

Semiannual Report

June 30, 2019

VP Mid Cap Value Fund
Class I (AVIPX)
Class II (AVMTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Top Ten Holdings	% of net assets
iShares Russell Mid-Cap Value ETF	3.2%
Northern Trust Corp.	3.0%
Zimmer Biomet Holdings, Inc.	2.9%
Hubbell, Inc.	2.3%
BB&T Corp.	2.2%
Xcel Energy, Inc.	2.1%
Weyerhaeuser Co.	2.0%
Emerson Electric Co.	1.7%
Applied Materials, Inc.	1.7%
Southwest Airlines Co.	1.5%

Top Five Industries	% of net assets
Banks	9.9%
Electrical Equipment	6.9%
Capital Markets	6.0%
Insurance	5.4%
Health Care Providers and Services	5.4%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	86.2%
Foreign Common Stocks*	9.2%
Exchange-Traded Funds	3.2%
Total Equity Exposure	98.6%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	0.1%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,172.10	$4.52	0.84%
Class II	$1,000	$1,171.60	$5.33	0.99%
Hypothetical
Class I	$1,000	$1,020.63	$4.21	0.84%
Class II	$1,000	$1,019.89	$4.96	0.99%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.4%
Aerospace and Defense — 1.3%
BAE Systems plc	934,112	$5,891,132
Textron, Inc.	44,519	2,361,288
		8,252,420
Airlines — 1.5%
Southwest Airlines Co.	190,634	9,680,395
Auto Components — 1.2%
Aptiv plc	19,601	1,584,349
BorgWarner, Inc.	145,792	6,120,348
		7,704,697
Automobiles — 1.7%
Honda Motor Co. Ltd. ADR	247,649	6,399,250
Thor Industries, Inc.	75,139	4,391,875
		10,791,125
Banks — 9.9%
BB&T Corp.	281,588	13,834,418
Comerica, Inc.	109,766	7,973,402
Commerce Bancshares, Inc.	105,588	6,299,380
First Hawaiian, Inc.	298,122	7,712,416
M&T Bank Corp.	45,911	7,808,084
Prosperity Bancshares, Inc.	50,272	3,320,466
SunTrust Banks, Inc.	46,368	2,914,229
UMB Financial Corp.	113,209	7,451,416
Westamerica Bancorporation	79,985	4,927,876
		62,241,687
Beverages — 0.4%
Molson Coors Brewing Co., Class B	50,591	2,833,096
Building Products — 1.3%
Johnson Controls International plc	203,663	8,413,319
Capital Markets — 6.0%
Ameriprise Financial, Inc.	64,537	9,368,191
Invesco Ltd.	219,585	4,492,709
Northern Trust Corp.	207,248	18,652,320
State Street Corp.	96,246	5,395,551
		37,908,771
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	38,161	3,306,269
Containers and Packaging — 3.0%
Graphic Packaging Holding Co.	587,704	8,216,102
Packaging Corp. of America	59,730	5,693,464
Sonoco Products Co.	47,812	3,124,036

4

	Shares	Value
WestRock Co.	51,900	$1,892,793
		18,926,395
Distributors — 0.8%
Genuine Parts Co.	48,279	5,000,739
Electric Utilities — 4.8%
Edison International	64,062	4,318,420
Eversource Energy	61,625	4,668,710
Pinnacle West Capital Corp.	85,282	8,024,183
Xcel Energy, Inc.	219,159	13,037,769
		30,049,082
Electrical Equipment — 6.9%
Eaton Corp. plc	80,298	6,687,218
Emerson Electric Co.	161,085	10,747,591
Hubbell, Inc.	113,398	14,787,099
nVent Electric plc	220,522	5,466,740
Schneider Electric SE	61,132	5,545,133
		43,233,781
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	67,647	6,479,230
Energy Equipment and Services — 1.3%
Baker Hughes a GE Co.	251,839	6,202,794
Halliburton Co.	41,513	944,006
National Oilwell Varco, Inc.	50,323	1,118,680
		8,265,480
Equity Real Estate Investment Trusts (REITs) — 5.1%
American Tower Corp.	14,029	2,868,229
Empire State Realty Trust, Inc., Class A	318,244	4,713,194
MGM Growth Properties LLC, Class A	211,749	6,490,107
Piedmont Office Realty Trust, Inc., Class A	272,914	5,439,176
Weyerhaeuser Co.	469,546	12,367,841
		31,878,547
Food and Staples Retailing — 2.0%
Koninklijke Ahold Delhaize NV	279,717	6,291,016
Sysco Corp.	85,672	6,058,724
		12,349,740
Food Products — 4.0%
Conagra Brands, Inc.	214,479	5,687,983
J.M. Smucker Co. (The)	29,812	3,434,044
Kellogg Co.	57,536	3,082,204
Mondelez International, Inc., Class A	77,266	4,164,637
Orkla ASA	1,012,449	8,992,971
		25,361,839
Gas Utilities — 1.6%
Atmos Energy Corp.	45,780	4,832,537
Spire, Inc.	60,717	5,095,370
		9,927,907

5

	Shares	Value
Health Care Equipment and Supplies — 4.3%
Hologic, Inc.(1)	90,396	$4,340,816
Siemens Healthineers AG	111,427	4,701,973
Zimmer Biomet Holdings, Inc.	156,332	18,406,529
		27,449,318
Health Care Providers and Services — 5.4%
Cardinal Health, Inc.	173,428	8,168,459
Henry Schein, Inc.(1)	65,508	4,579,009
McKesson Corp.	49,557	6,659,965
Quest Diagnostics, Inc.	86,162	8,772,153
Universal Health Services, Inc., Class B	45,435	5,924,270
		34,103,856
Health Care Technology — 0.9%
Cerner Corp.	77,786	5,701,714
Hotels, Restaurants and Leisure — 1.9%
Carnival Corp.	127,460	5,933,263
Sodexo SA	50,975	5,959,095
		11,892,358
Household Durables — 1.1%
PulteGroup, Inc.	218,226	6,900,306
Household Products — 1.0%
Kimberly-Clark Corp.	46,114	6,146,074
Insurance — 5.4%
Aflac, Inc.	77,882	4,268,712
Arthur J. Gallagher & Co.	19,473	1,705,640
Brown & Brown, Inc.	97,249	3,257,841
Chubb Ltd.	65,262	9,612,440
ProAssurance Corp.	114,153	4,122,065
Reinsurance Group of America, Inc.	42,419	6,618,637
Torchmark Corp.	25,283	2,261,817
Travelers Cos., Inc. (The)	16,438	2,457,810
		34,304,962
Machinery — 3.9%
Atlas Copco AB, B Shares	167,264	4,799,031
Cummins, Inc.	50,752	8,695,848
IMI plc	498,706	6,587,725
PACCAR, Inc.	61,283	4,391,540
		24,474,144
Multi-Utilities — 3.3%
Ameren Corp.	93,964	7,057,636
NorthWestern Corp.	114,635	8,270,915
WEC Energy Group, Inc.	63,555	5,298,581
		20,627,132
Multiline Retail — 0.7%
Target Corp.	49,202	4,261,385
Oil, Gas and Consumable Fuels — 3.5%
Cimarex Energy Co.	38,082	2,259,405

6

	Shares	Value
Devon Energy Corp.	148,242	$4,227,862
EQT Corp.	223,049	3,526,405
Equitrans Midstream Corp.	169,408	3,339,032
Imperial Oil Ltd.	113,457	3,141,499
Noble Energy, Inc.	242,532	5,432,717
		21,926,920
Road and Rail — 1.0%
Heartland Express, Inc.	333,718	6,030,284
Semiconductors and Semiconductor Equipment — 4.2%
Applied Materials, Inc.	238,210	10,698,011
Maxim Integrated Products, Inc.	145,039	8,676,233
Microchip Technology, Inc.	55,813	4,838,987
Teradyne, Inc.	48,184	2,308,496
		26,521,727
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	51,396	7,922,179
Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	224,272	4,662,615
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	457,946	6,305,916
Trading Companies and Distributors — 1.5%
MSC Industrial Direct Co., Inc., Class A	126,549	9,397,529
TOTAL COMMON STOCKS (Cost $530,159,483)		601,232,938
EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell Mid-Cap Value ETF (Cost $18,759,078)	223,596	19,929,111
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $6,918,275), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $6,793,864)		6,792,590
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $1,319,829), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $1,289,134)		1,289,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,464	5,464
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,087,054)		8,087,054
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $557,005,615)		629,249,103
OTHER ASSETS AND LIABILITIES — 0.1%		759,761
TOTAL NET ASSETS — 100.0%		$630,008,864

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	104,154	USD	79,473	Morgan Stanley	9/30/19	$187
USD	2,738,653	CAD	3,612,584	Morgan Stanley	9/30/19	(24,386)
USD	18,657,468	EUR	16,358,307	Credit Suisse AG	9/30/19	(74,224)
USD	10,047,928	GBP	7,897,017	JPMorgan Chase Bank N.A.	9/30/19	(20,442)
USD	447,068	GBP	350,688	JPMorgan Chase Bank N.A.	9/30/19	(45)
USD	3,873,148	JPY	414,070,545	Bank of America N.A.	9/30/19	7,433
USD	7,707,926	NOK	65,731,226	Goldman Sachs & Co.	9/30/19	(16,097)
USD	4,058,599	SEK	37,861,043	Goldman Sachs & Co.	9/30/19	(44,301)
						$(171,875)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $557,005,615)	$629,249,103
Receivable for investments sold	2,055,198
Receivable for capital shares sold	177,924
Unrealized appreciation on forward foreign currency exchange contracts	7,620
Dividends and interest receivable	1,188,500
632,678,345

Liabilities
Payable for investments purchased	1,529,541
Payable for capital shares redeemed	473,504
Unrealized depreciation on forward foreign currency exchange contracts	179,495
Accrued management fees	391,479
Distribution fees payable	95,462
2,669,481

Net Assets	$630,008,864

Net Assets Consist of:
Capital (par value and paid-in surplus)	$533,791,471
Distributable earnings	96,217,393
$630,008,864

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$159,058,931	8,414,613	$18.90
Class II, $0.01 Par Value	$470,949,933	24,887,745	$18.92

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $245,432)	$10,351,043
Interest	213,459
10,564,502

Expenses:
Management fees	3,886,382
Distribution fees - Class II	577,008
Directors' fees and expenses	12,785
Other expenses	361
4,476,536
Fees waived(1)	(662,129)
3,814,407

Net investment income (loss)	6,750,095

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	40,565,469
Forward foreign currency exchange contract transactions	521,162
Foreign currency translation transactions	(13,566)
41,073,065

Change in net unrealized appreciation (depreciation) on:
Investments	101,917,843
Forward foreign currency exchange contracts	226,727
Translation of assets and liabilities in foreign currencies	2,635
102,147,205

Net realized and unrealized gain (loss)	143,220,270

Net Increase (Decrease) in Net Assets Resulting from Operations	$149,970,365

(1)	Amount consists of $292,844 and $369,285 for Class I and Class II, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$6,750,095	$14,849,137
Net realized gain (loss)	41,073,065	118,119,590
Change in net unrealized appreciation (depreciation)	102,147,205	(269,757,913)
Net increase (decrease) in net assets resulting from operations	149,970,365	(136,789,186)

Distributions to Shareholders
From earnings:
Class I	(55,848,921)	(34,627,446)
Class II	(55,639,295)	(65,471,586)
Decrease in net assets from distributions	(111,488,216)	(100,099,032)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(256,926,009)	(294,500,589)

Net increase (decrease) in net assets	(218,443,860)	(531,388,807)

Net Assets
Beginning of period	848,452,724	1,379,841,531
End of period	$630,008,864	$848,452,724

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From January 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.16% of the fund's management fee. Effective August 1, 2019, the investment advisor agreed to decrease the amount of the waiver from 0.16% to 0.14% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2019 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	1.00%	0.84%
Class II	0.90%	0.74%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,626,720 and $1,007,636, respectively. The effect of interfund transactions on the Statement of Operations was $(11,190) in net realized gain (loss) on investment transactions.

14

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 were $156,414,199 and $171,136,207, respectively.

For the period ended June 30, 2019, the fund incurred net realized gains of $43,860,135 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	130,000,000		130,000,000
Sold	1,165,811	$22,978,810	3,793,569	$80,215,117
Issued in reinvestment of distributions	3,030,577	55,208,876	1,668,183	34,204,938
Redeemed	(18,955,554)	(365,483,574)	(2,383,507)	(51,260,214)
	(14,759,166)	(287,295,888)	3,078,245	63,159,841
Class II/Shares Authorized	225,000,000		225,000,000
Sold	1,069,361	20,603,185	3,758,748	80,183,595
Issued in reinvestment of distributions	3,048,605	55,639,295	3,184,339	65,471,586
Redeemed	(2,381,063)	(45,872,601)	(24,326,784)	(503,315,611)
	1,736,903	30,369,879	(17,383,697)	(357,660,430)
Net increase (decrease)	(13,022,263)	$(256,926,009)	(14,305,452)	$(294,500,589)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$2,361,288	$5,891,132	—
Electrical Equipment	37,688,648	5,545,133	—
Food and Staples Retailing	6,058,724	6,291,016	—
Food Products	16,368,868	8,992,971	—
Health Care Equipment and Supplies	22,747,345	4,701,973	—
Hotels, Restaurants and Leisure	5,933,263	5,959,095	—
Machinery	13,087,388	11,386,756	—
Oil, Gas and Consumable Fuels	18,785,421	3,141,499	—
Other Industries	426,292,418	—	—
Exchange-Traded Funds	19,929,111	—	—
Temporary Cash Investments	5,464	8,081,590	—
	$569,257,938	$59,991,165	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,620	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$179,495	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $63,267,888.

The value of foreign currency risk derivative instruments as of June 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $7,620 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $179,495 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $521,162 in net realized gain (loss) on forward foreign currency exchange contract transactions and $226,727 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

16

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$567,643,231
Gross tax appreciation of investments	$93,053,413
Gross tax depreciation of investments	(31,447,541)
Net tax appreciation (depreciation) of investments	$61,605,872

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$18.31	0.16	2.89	3.05	(0.27)	(2.19)	(2.46)	$18.90	17.21%	0.84%(4)	1.00%(4)	1.71%(4)	1.55%(4)	20%	$159,059
2018	$22.75	0.29	(3.04)	(2.75)	(0.31)	(1.38)	(1.69)	$18.31	(12.84)%	0.84%	1.00%	1.31%	1.15%	72%	$424,234
2017	$21.12	0.37	2.03	2.40	(0.34)	(0.43)	(0.77)	$22.75	11.69%	0.86%	1.01%	1.68%	1.53%	45%	$457,104
2016	$18.39	0.30	3.71	4.01	(0.33)	(0.95)	(1.28)	$21.12	22.85%	0.87%	1.00%	1.59%	1.46%	49%	$359,606
2015	$19.84	0.24	(0.49)	(0.25)	(0.32)	(0.88)	(1.20)	$18.39	(1.43)%	0.88%	1.00%	1.29%	1.17%	65%	$268,866
2014	$18.47	0.25	2.60	2.85	(0.22)	(1.26)	(1.48)	$19.84	16.42%	0.94%	1.00%	1.31%	1.25%	60%	$210,494
Class II
2019(3)	$18.32	0.16	2.88	3.04	(0.25)	(2.19)	(2.44)	$18.92	17.16%	0.99%(4)	1.15%(4)	1.56%(4)	1.40%(4)	20%	$470,950
2018	$22.76	0.24	(3.03)	(2.79)	(0.27)	(1.38)	(1.65)	$18.32	(12.96)%	0.99%	1.15%	1.16%	1.00%	72%	$424,219
2017	$21.13	0.33	2.03	2.36	(0.30)	(0.43)	(0.73)	$22.76	11.47%	1.01%	1.16%	1.53%	1.38%	45%	$922,737
2016	$18.40	0.28	3.70	3.98	(0.30)	(0.95)	(1.25)	$21.13	22.72%	1.02%	1.15%	1.44%	1.31%	49%	$841,525
2015	$19.85	0.21	(0.49)	(0.28)	(0.29)	(0.88)	(1.17)	$18.40	(1.58)%	1.03%	1.15%	1.14%	1.02%	65%	$552,552
2014	$18.48	0.21	2.62	2.83	(0.20)	(1.26)	(1.46)	$19.85	16.24%	1.09%	1.15%	1.16%	1.10%	60%	$496,099

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

20

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

21

activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.14% (e.g., the Class I unified fee will be reduced from 1.00% to 0.86%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

22

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92983 1908

Semiannual Report

June 30, 2019

VP Ultra® Fund
Class I (AVPUX)
Class II (AVPSX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Top Ten Holdings	% of net assets
Apple, Inc.	7.6%
Amazon.com, Inc.	6.7%
Alphabet, Inc.*	5.6%
Mastercard, Inc., Class A	5.1%
Visa, Inc., Class A	5.0%
Facebook, Inc., Class A	4.1%
Microsoft Corp.	3.5%
UnitedHealth Group, Inc.	3.3%
Walt Disney Co. (The)	2.8%
TJX Cos., Inc. (The)	2.6%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
IT Services	13.2%
Interactive Media and Services	10.6%
Software	8.2%
Technology Hardware, Storage and Peripherals	7.6%
Internet and Direct Marketing Retail	6.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Exchange-Traded Funds	0.4%
Total Equity Exposure	98.3%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	0.2%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,206.30	$4.54	0.83%
Class II	$1,000	$1,206.10	$5.36	0.98%
Hypothetical
Class I	$1,000	$1,020.68	$4.16	0.83%
Class II	$1,000	$1,019.94	$4.91	0.98%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Aerospace and Defense — 2.0%
Boeing Co. (The)	11,450	$4,167,915
Automobiles — 1.2%
Tesla, Inc.(1)	10,890	2,433,479
Banks — 2.4%
JPMorgan Chase & Co.	25,750	2,878,850
U.S. Bancorp	37,190	1,948,756
		4,827,606
Beverages — 1.6%
Constellation Brands, Inc., Class A	16,420	3,233,755
Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc.(1)	8,180	1,071,417
Alnylam Pharmaceuticals, Inc.(1)	595	43,173
Biogen, Inc.(1)	6,350	1,485,075
Bluebird Bio, Inc.(1)	5,380	684,336
Celgene Corp.(1)	21,980	2,031,831
Ionis Pharmaceuticals, Inc.(1)	13,260	852,220
Regeneron Pharmaceuticals, Inc.(1)	9,320	2,917,160
Sage Therapeutics, Inc.(1)	5,080	930,097
		10,015,309
Capital Markets — 0.9%
MSCI, Inc.	7,900	1,886,441
Chemicals — 1.2%
Ecolab, Inc.	12,840	2,535,130
Electrical Equipment — 1.3%
Acuity Brands, Inc.	18,860	2,600,983
Electronic Equipment, Instruments and Components — 1.3%
Cognex Corp.	13,830	663,564
Keyence Corp.	1,200	737,447
Yaskawa Electric Corp.	34,800	1,189,701
		2,590,712
Entertainment — 4.6%
Netflix, Inc.(1)	10,060	3,695,239
Walt Disney Co. (The)	41,030	5,729,429
		9,424,668
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	13,630	3,601,864
Health Care Equipment and Supplies — 4.1%
ABIOMED, Inc.(1)	3,200	833,568
Edwards Lifesciences Corp.(1)	7,340	1,355,992
IDEXX Laboratories, Inc.(1)	5,020	1,382,156

4

	Shares	Value
Intuitive Surgical, Inc.(1)	9,280	$4,867,824
		8,439,540
Health Care Providers and Services — 3.3%
UnitedHealth Group, Inc.	28,000	6,832,280
Hotels, Restaurants and Leisure — 2.6%
Chipotle Mexican Grill, Inc.(1)	3,850	2,821,588
Starbucks Corp.	28,600	2,397,538
		5,219,126
Interactive Media and Services — 10.6%
Alphabet, Inc., Class A(1)	4,770	5,164,956
Alphabet, Inc., Class C(1)	5,810	6,280,087
Facebook, Inc., Class A(1)	43,630	8,420,590
Tencent Holdings Ltd.	37,300	1,687,471
		21,553,104
Internet and Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	7,190	13,615,200
IT Services — 13.2%
Mastercard, Inc., Class A	39,350	10,409,256
PayPal Holdings, Inc.(1)	42,510	4,865,695
Square, Inc., Class A(1)	20,310	1,473,084
Visa, Inc., Class A	59,080	10,253,334
		27,001,369
Machinery — 3.0%
Cummins, Inc.	12,640	2,165,738
Donaldson Co., Inc.	13,040	663,214
Nordson Corp.	6,600	932,646
Wabtec Corp.	32,512	2,333,061
		6,094,659
Oil, Gas and Consumable Fuels — 2.1%
Concho Resources, Inc.	15,900	1,640,562
EOG Resources, Inc.	28,400	2,645,744
		4,286,306
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	19,940	3,651,213
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.(1)	32,690	1,104,922
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	24,080	2,201,153
Semiconductors and Semiconductor Equipment — 3.5%
Analog Devices, Inc.	21,860	2,467,338
Applied Materials, Inc.	25,900	1,163,169
Maxim Integrated Products, Inc.	25,990	1,554,722
Xilinx, Inc.	16,020	1,889,078
		7,074,307
Software — 8.2%
DocuSign, Inc.(1)	34,420	1,711,018
Microsoft Corp.	53,750	7,200,350

5

	Shares	Value
salesforce.com, Inc.(1)	27,280	$4,139,194
Splunk, Inc.(1)	7,360	925,520
Tableau Software, Inc., Class A(1)	15,990	2,654,660
		16,630,742
Specialty Retail — 3.8%
Ross Stores, Inc.	24,010	2,379,871
TJX Cos., Inc. (The)	101,300	5,356,744
		7,736,615
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.	77,870	15,412,030
Textiles, Apparel and Luxury Goods — 2.6%
NIKE, Inc., Class B	41,900	3,517,505
Under Armour, Inc., Class C(1)	80,560	1,788,432
		5,305,937
TOTAL COMMON STOCKS (Cost $71,709,551)		199,476,365
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (Cost $815,646)	5,300	833,902
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $2,658,122), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $2,610,321)		2,609,832
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $506,814), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $495,052)		495,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,355	2,355
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,107,187)		3,107,187
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $75,632,384)		203,417,454
OTHER ASSETS AND LIABILITIES — 0.2%		404,037
TOTAL NET ASSETS — 100.0%		$203,821,491

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	645,169	JPY	68,819,100	Bank of America N.A.	9/30/19	$2,681

NOTES TO SCHEDULE OF INVESTMENTS
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $75,632,384)	$203,417,454
Foreign currency holdings, at value (cost of $133)	134
Receivable for investments sold	1,647,415
Receivable for capital shares sold	77,178
Unrealized appreciation on forward foreign currency exchange contracts	2,681
Dividends and interest receivable	29,467
205,174,329

Liabilities
Payable for investments purchased	1,015,538
Payable for capital shares redeemed	182,388
Accrued management fees	124,279
Distribution fees payable	30,633
1,352,838

Net Assets	$203,821,491

Net Assets Consist of:
Capital (par value and paid-in surplus)	$60,758,796
Distributable earnings	143,062,695
$203,821,491

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$51,893,777	2,766,119	$18.76
Class II, $0.01 Par Value	$151,927,714	8,272,044	$18.37

See Notes to Financial Statements.

7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $926)	$792,172
Interest	31,785
823,957

Expenses:
Management fees	943,317
Distribution fees - Class II	193,020
Directors' fees and expenses	2,963
Other expenses	3,621
1,142,921
Fees waived(1)	(173,489)
969,432

Net investment income (loss)	(145,475)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	16,586,363
Forward foreign currency exchange contract transactions	(17,303)
Foreign currency translation transactions	68
16,569,128

Change in net unrealized appreciation (depreciation) on:
Investments	21,394,290
Forward foreign currency exchange contracts	16,368
21,410,658

Net realized and unrealized gain (loss)	37,979,786

Net Increase (Decrease) in Net Assets Resulting from Operations	$37,834,311

(1)	Amount consists of $42,235 and $131,254 for Class I and Class II, respectively.

See Notes to Financial Statements.

8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$(145,475)	$(226,600)
Net realized gain (loss)	16,569,128	22,712,281
Change in net unrealized appreciation (depreciation)	21,410,658	(19,383,542)
Net increase (decrease) in net assets resulting from operations	37,834,311	3,102,139

Distributions to Shareholders
From earnings:
Class I	(5,458,501)	(4,898,293)
Class II	(17,568,597)	(17,309,527)
Decrease in net assets from distributions	(23,027,098)	(22,207,820)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,684,090	(1,135,768)

Net increase (decrease) in net assets	18,491,303	(20,241,449)

Net Assets
Beginning of period	185,330,188	205,571,637
End of period	$203,821,491	$185,330,188

See Notes to Financial Statements.

9

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

10

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

11

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.17% of the fund's management fee. Effective August 1, 2019, the investment advisor agreed to increase the amount of the waiver from 0.17% to 0.20% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2019 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	1.00%	0.83%
Class II	0.80% to 0.90%	0.90%	0.73%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $385,726 and $324,103, respectively. The effect of interfund transactions on the Statement of Operations was $23,112 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 were $21,166,197 and $41,658,653, respectively.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	471,297	$8,915,981	1,139,662	$22,572,044
Issued in reinvestment of distributions	302,578	5,458,501	277,681	4,898,293
Redeemed	(426,345)	(7,906,236)	(1,305,755)	(24,707,516)
	347,530	6,468,246	111,588	2,762,821
Class II/Shares Authorized	120,000,000		120,000,000
Sold	366,073	6,806,810	1,371,192	26,010,194
Issued in reinvestment of distributions	994,824	17,568,597	998,243	17,309,527
Redeemed	(1,473,400)	(27,159,563)	(2,447,644)	(47,218,310)
	(112,503)	(2,784,156)	(78,209)	(3,898,589)
Net increase (decrease)	235,027	$3,684,090	33,379	$(1,135,768)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$195,861,746	$3,614,619	—
Exchange-Traded Funds	833,902	—	—
Temporary Cash Investments	2,355	3,104,832	—
	$196,698,003	$6,719,451	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,681	—

13

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $932,496.

The value of foreign currency risk derivative instruments as of June 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $2,681 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(17,303) in net realized gain (loss) on forward foreign currency exchange contract transactions and $16,368 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$76,488,231
Gross tax appreciation of investments	$127,781,041
Gross tax depreciation of investments	(851,818)
Net tax appreciation (depreciation) of investments	$126,929,223

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2018, the fund had late-year ordinary loss deferrals of $(12,163), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$17.40	—(4)	3.50	3.50	—	(2.14)	(2.14)	$18.76	20.63%	0.83%(5)	1.00%(5)	(0.02)%(5)	(0.19)%(5)	11%	$51,894
2018	$19.34	—(4)	0.17	0.17	(0.05)	(2.06)	(2.11)	$17.40	0.76%	0.83%	1.00%	0.01%	(0.16)%	29%	$42,081
2017	$15.46	0.05	4.73	4.78	(0.07)	(0.83)	(0.90)	$19.34	32.22%	0.84%	1.00%	0.26%	0.10%	22%	$44,607
2016	$15.47	0.05	0.60	0.65	(0.05)	(0.61)	(0.66)	$15.46	4.45%	0.85%	1.00%	0.34%	0.19%	30%	$38,701
2015	$16.13	0.05	0.95	1.00	(0.07)	(1.59)	(1.66)	$15.47	6.27%	0.85%	1.01%	0.32%	0.16%	35%	$41,490
2014	$14.72	0.06	1.41	1.47	(0.06)	—	(0.06)	$16.13	9.99%	0.88%	1.00%	0.36%	0.24%	35%	$38,754
Class II
2019(3)	$17.08	(0.02)	3.45	3.43	—	(2.14)	(2.14)	$18.37	20.61%	0.98%(5)	1.15%(5)	(0.17)%(5)	(0.34)%(5)	11%	$151,928
2018	$19.02	(0.03)	0.17	0.14	(0.02)	(2.06)	(2.08)	$17.08	0.60%	0.98%	1.15%	(0.14)%	(0.31)%	29%	$143,249
2017	$15.22	0.02	4.65	4.67	(0.04)	(0.83)	(0.87)	$19.02	32.00%	0.99%	1.15%	0.11%	(0.05)%	22%	$160,964
2016	$15.24	0.03	0.59	0.62	(0.03)	(0.61)	(0.64)	$15.22	4.35%	1.00%	1.15%	0.19%	0.04%	30%	$138,411
2015	$15.91	0.03	0.94	0.97	(0.05)	(1.59)	(1.64)	$15.24	6.05%	1.00%	1.16%	0.17%	0.01%	35%	$150,493
2014	$14.52	0.03	1.39	1.42	(0.03)	—	(0.03)	$15.91	9.83%	1.03%	1.15%	0.21%	0.09%	35%	$150,331

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

17

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

18

activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.20% (e.g., the Class I unified fee will be reduced from 1.00% to 0.80%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They

19

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

20

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92980 1908

Semiannual Report

June 30, 2019

VP Value Fund
Class I (AVPIX)
Class II (AVPVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail from the insurance company that offers your contract, unless you specifically request paper copies of the reports from the insurance company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by contacting the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company. Your election to receive reports in paper will apply to all variable portfolios available under your contract.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2019
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	3.5%
U.S. Bancorp	2.8%
AT&T, Inc.	2.7%
Berkshire Hathaway, Inc.*	2.7%
Wells Fargo & Co.	2.6%
Pfizer, Inc.	2.6%
General Electric Co.	2.5%
Bank of America Corp.	2.5%
Johnson & Johnson	2.5%
Verizon Communications, Inc.	2.3%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Banks	15.4%
Oil, Gas and Consumable Fuels	9.3%
Pharmaceuticals	8.7%
Capital Markets	5.1%
Diversified Telecommunication Services	5.0%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.0%
Foreign Common Stocks*	8.0%
Total Common Stocks	97.0%
Temporary Cash Investments	3.0%
Other Assets and Liabilities	—**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1) 1/1/19 - 6/30/19	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,150.40	$4.11	0.77%
Class II	$1,000	$1,149.40	$4.90	0.92%
Hypothetical
Class I	$1,000	$1,020.98	$3.86	0.77%
Class II	$1,000	$1,020.23	$4.61	0.92%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

JUNE 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.0%
Aerospace and Defense — 0.2%
BAE Systems plc	342,300	$2,158,772
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	36,410	3,760,061
Airlines — 0.4%
Southwest Airlines Co.	66,980	3,401,244
Auto Components — 1.0%
BorgWarner, Inc.	110,760	4,649,705
Delphi Technologies plc	203,802	4,076,040
		8,725,745
Automobiles — 1.3%
General Motors Co.	180,714	6,962,910
Honda Motor Co. Ltd.	155,100	4,017,434
		10,980,344
Banks — 15.4%
Bank of America Corp.	735,000	21,315,000
BB&T Corp.	182,270	8,954,925
BOK Financial Corp.	19,640	1,482,427
Comerica, Inc.	58,592	4,256,123
JPMorgan Chase & Co.	264,699	29,593,348
M&T Bank Corp.	28,394	4,828,968
PNC Financial Services Group, Inc. (The)	84,102	11,545,522
U.S. Bancorp	459,142	24,059,041
UMB Financial Corp.	50,327	3,312,523
Wells Fargo & Co.	476,262	22,536,718
		131,884,595
Beverages — 0.2%
PepsiCo, Inc.	10,791	1,415,024
Biotechnology — 0.3%
Gilead Sciences, Inc.	38,380	2,592,953
Building Products — 0.5%
Johnson Controls International plc	114,411	4,726,318
Capital Markets — 5.1%
Ameriprise Financial, Inc.	24,700	3,585,452
Bank of New York Mellon Corp. (The)	156,100	6,891,815
BlackRock, Inc.	17,410	8,170,513
Franklin Resources, Inc.	82,493	2,870,756
Invesco Ltd.	300,676	6,151,831
Northern Trust Corp.	77,397	6,965,730
State Street Corp.	153,440	8,601,847
		43,237,944

4

	Shares	Value
Communications Equipment — 2.1%
Cisco Systems, Inc.	323,723	$17,717,360
Containers and Packaging — 0.9%
Packaging Corp. of America	36,520	3,481,086
Sonoco Products Co.	41,251	2,695,340
WestRock Co.	54,080	1,972,298
		8,148,724
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class A(1)	50	15,917,500
Berkshire Hathaway, Inc., Class B(1)	32,534	6,935,273
		22,852,773
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	694,724	23,280,201
Verizon Communications, Inc.	338,890	19,360,786
		42,640,987
Electric Utilities — 0.3%
Edison International	35,040	2,362,046
Electrical Equipment — 1.7%
Hubbell, Inc.	60,700	7,915,280
nVent Electric plc	261,434	6,480,949
		14,396,229
Electronic Equipment, Instruments and Components — 1.2%
Keysight Technologies, Inc.(1)	22,139	1,988,304
TE Connectivity Ltd.	86,000	8,237,080
		10,225,384
Energy Equipment and Services — 4.3%
Baker Hughes a GE Co.	337,054	8,301,640
Halliburton Co.	317,310	7,215,629
National Oilwell Varco, Inc.	184,052	4,091,476
Schlumberger Ltd.	427,950	17,006,733
		36,615,478
Equity Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	193,450	5,095,473
Food and Staples Retailing — 1.8%
Koninklijke Ahold Delhaize NV	190,970	4,295,039
Walmart, Inc.	100,068	11,056,513
		15,351,552
Food Products — 3.5%
Conagra Brands, Inc.	126,880	3,364,858
Kellogg Co.	139,927	7,495,889
Mondelez International, Inc., Class A	214,836	11,579,660
Orkla ASA	802,020	7,123,858
		29,564,265
Health Care Equipment and Supplies — 4.1%
Abbott Laboratories	41,510	3,490,991
Medtronic plc	152,747	14,876,030
Siemens Healthineers AG	115,412	4,870,131

5

	Shares	Value
Zimmer Biomet Holdings, Inc.	102,673	$12,088,719
		35,325,871
Health Care Providers and Services — 3.6%
Cardinal Health, Inc.	256,510	12,081,621
Cigna Corp.	21,590	3,401,505
McKesson Corp.	77,460	10,409,849
Quest Diagnostics, Inc.	25,490	2,595,137
Universal Health Services, Inc., Class B	18,110	2,361,363
		30,849,475
Health Care Technology — 0.2%
Cerner Corp.	18,600	1,363,380
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	104,854	4,880,954
Household Products — 2.2%
Procter & Gamble Co. (The)	169,886	18,628,000
Industrial Conglomerates — 3.2%
General Electric Co.	2,055,214	21,579,747
Siemens AG	50,110	5,956,309
		27,536,056
Insurance — 3.0%
Chubb Ltd.	79,679	11,735,920
MetLife, Inc.	117,679	5,845,116
Reinsurance Group of America, Inc.	39,196	6,115,752
Unum Group	56,820	1,906,311
		25,603,099
Leisure Products — 0.4%
Mattel, Inc.(1)	281,519	3,155,828
Machinery — 1.5%
Atlas Copco AB, B Shares	82,100	2,355,561
Cummins, Inc.	14,600	2,501,564
IMI plc	592,230	7,823,143
		12,680,268
Metals and Mining — 0.5%
BHP Group Ltd.	161,360	4,674,386
Multiline Retail — 0.6%
Target Corp.	60,377	5,229,252
Oil, Gas and Consumable Fuels — 9.3%
Anadarko Petroleum Corp.	41,406	2,921,607
Apache Corp.	87,568	2,536,845
Chevron Corp.	145,690	18,129,664
Cimarex Energy Co.	134,115	7,957,043
ConocoPhillips	89,304	5,447,544
Devon Energy Corp.	356,697	10,172,999
EQT Corp.	325,748	5,150,076
Noble Energy, Inc.	460,361	10,312,086
Royal Dutch Shell plc, B Shares	228,680	7,459,210

6

	Shares	Value
TOTAL SA	167,059	$9,347,135
		79,434,209
Pharmaceuticals — 8.7%
Allergan plc	62,810	10,516,278
Johnson & Johnson	152,252	21,205,659
Merck & Co., Inc.	172,252	14,443,330
Pfizer, Inc.	516,679	22,382,534
Teva Pharmaceutical Industries Ltd. ADR(1)	597,656	5,516,365
		74,064,166
Road and Rail — 1.1%
Heartland Express, Inc.	545,379	9,854,998
Semiconductors and Semiconductor Equipment — 3.9%
Applied Materials, Inc.	64,784	2,909,449
Intel Corp.	366,187	17,529,372
QUALCOMM, Inc.	100,120	7,616,128
Teradyne, Inc.	62,838	3,010,569
Tokyo Electron Ltd.	18,900	2,657,442
		33,722,960
Software — 1.3%
Oracle Corp. (New York)	191,913	10,933,284
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	52,031	8,020,058
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	201,607	4,191,410
Textiles, Apparel and Luxury Goods — 1.3%
Ralph Lauren Corp.	31,840	3,616,706
Tapestry, Inc.	229,674	7,287,556
		10,904,262
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	133,852	9,939,849
TOTAL COMMON STOCKS (Cost $690,649,396)		828,845,036
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $21,969,908), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $21,574,823)		21,570,778
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $4,175,938), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $4,094,426)		4,094,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,742	16,742
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,681,520)		25,681,520
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $716,330,916)		854,526,556
OTHER ASSETS AND LIABILITIES†		(369,355)
TOTAL NET ASSETS — 100.0%		$854,157,201

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,467,970	AUD	4,965,451	Morgan Stanley	9/30/19	$(27,231)
USD	18,151,465	EUR	15,807,869	Credit Suisse AG	9/30/19	50,073
USD	13,012,948	GBP	10,182,754	JPMorgan Chase Bank N.A.	9/30/19	30,360
USD	4,680,522	JPY	499,086,450	Bank of America N.A.	9/30/19	21,108
USD	239,388	JPY	25,596,338	Bank of America N.A.	9/30/19	423
USD	5,440,698	NOK	46,051,988	Goldman Sachs & Co.	9/30/19	29,166
SEK	1,388,263	USD	150,791	Goldman Sachs & Co.	9/30/19	(349)
SEK	1,169,693	USD	126,807	Goldman Sachs & Co.	9/30/19	(50)
USD	2,031,047	SEK	18,752,180	Goldman Sachs & Co.	9/30/19	(1,076)
						$102,424

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $716,330,916)	$854,526,556
Foreign currency holdings, at value (cost of $173)	173
Receivable for investments sold	1,887,135
Receivable for capital shares sold	161,475
Unrealized appreciation on forward foreign currency exchange contracts	131,130
Dividends and interest receivable	1,340,644
858,047,113

Liabilities
Disbursements in excess of demand deposit cash	155
Payable for investments purchased	2,713,976
Payable for capital shares redeemed	562,472
Unrealized depreciation on forward foreign currency exchange contracts	28,706
Accrued management fees	495,096
Distribution fees payable	89,507
3,889,912

Net Assets	$854,157,201

Net Assets Consist of:
Capital (par value and paid-in surplus)	$756,460,644
Distributable earnings	97,696,557
$854,157,201

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$407,948,653	38,094,133	$10.71
Class II, $0.01 Par Value	$446,208,548	41,621,383	$10.72

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $169,809)	$12,534,333
Interest	238,131
12,772,464

Expenses:
Management fees	3,840,841
Distribution fees - Class II	545,244
Directors' fees and expenses	12,198
Other expenses	9,465
4,407,748
Fees waived(1)	(837,078)
3,570,670

Net investment income (loss)	9,201,794

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,926,763)
Forward foreign currency exchange contract transactions	466,886
Foreign currency translation transactions	(5,005)
(15,464,882)

Change in net unrealized appreciation (depreciation) on:
Investments	121,509,101
Forward foreign currency exchange contracts	357,731
Translation of assets and liabilities in foreign currencies	(1,551)
121,865,281

Net realized and unrealized gain (loss)	106,400,399

Net Increase (Decrease) in Net Assets Resulting from Operations	$115,602,193

(1)	Amount consists of $400,883 and $436,195 for Class I and Class II, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2018
Increase (Decrease) in Net Assets	June 30, 2019	December 31, 2018
Operations
Net investment income (loss)	$9,201,794	$14,630,610
Net realized gain (loss)	(15,464,882)	33,067,757
Change in net unrealized appreciation (depreciation)	121,865,281	(124,776,338)
Net increase (decrease) in net assets resulting from operations	115,602,193	(77,077,971)

Distributions to Shareholders
From earnings:
Class I	(28,547,015)	(7,272,710)
Class II	(30,706,384)	(6,903,898)
Decrease in net assets from distributions	(59,253,399)	(14,176,608)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,080,778	(77,965,717)

Net increase (decrease) in net assets	75,429,572	(169,220,296)

Net Assets
Beginning of period	778,727,629	947,947,925
End of period	$854,157,201	$778,727,629

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2019 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). From January 1, 2019 through July 31, 2019 the investment advisor agreed to waive 0.20% of the fund's management fee. Effective August 1, 2019, the investment advisor agreed to increase the amount of the waiver from 0.20% to 0.22% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2019 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	0.97%	0.77%
Class II	0.80% to 0.90%	0.87%	0.67%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,421,130 and $3,491,636, respectively. The effect of interfund transactions on the Statement of Operations was $74,851 in net realized gain (loss) on investment transactions.

14

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2019 were $177,816,065 and $210,687,300, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	600,000,000		600,000,000
Sold	1,051,198	$11,181,758	3,689,053	$41,439,244
Issued in reinvestment of distributions	2,682,039	27,872,731	654,963	7,107,654
Redeemed	(3,056,255)	(32,698,599)	(8,223,640)	(92,362,060)
	676,982	6,355,890	(3,879,624)	(43,815,162)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	1,215,238	12,979,839	4,792,619	53,358,191
Issued in reinvestment of distributions	2,952,083	30,706,384	636,465	6,903,898
Redeemed	(2,887,667)	(30,961,335)	(8,330,934)	(94,412,644)
	1,279,654	12,724,888	(2,901,850)	(34,150,555)
Net increase (decrease)	1,956,636	$19,080,778	(6,781,474)	$(77,965,717)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	—	$2,158,772	—
Automobiles	$6,962,910	4,017,434	—
Food and Staples Retailing	11,056,513	4,295,039	—
Food Products	22,440,407	7,123,858	—
Health Care Equipment and Supplies	30,455,740	4,870,131	—
Industrial Conglomerates	21,579,747	5,956,309	—
Machinery	2,501,564	10,178,704	—
Metals and Mining	—	4,674,386	—
Oil, Gas and Consumable Fuels	62,627,864	16,806,345	—
Semiconductors and Semiconductor Equipment	31,065,518	2,657,442	—
Other Industries	577,416,353	—	—
Temporary Cash Investments	16,742	25,664,778	—
	$766,123,358	$88,403,198	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$131,130	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$28,706	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $51,497,247.

The value of foreign currency risk derivative instruments as of June 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $131,130 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $28,706 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2019, the effect of foreign currency risk derivative instruments on the Statement of Operations was $466,886 in net realized gain (loss) on forward foreign currency exchange contract transactions and $357,731 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

16

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$755,245,880
Gross tax appreciation of investments	$145,471,108
Gross tax depreciation of investments	(46,190,432)
Net tax appreciation (depreciation) of investments	$99,280,676

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2019(3)	$10.01	0.12	1.36	1.48	(0.13)	(0.65)	(0.78)	$10.71	15.04%	0.77%(4)	0.97%(4)	2.28%(4)	2.08%(4)	22%	$407,949
2018	$11.21	0.19	(1.20)	(1.01)	(0.19)	—(5)	(0.19)	$10.01	(9.15)%	0.78%	0.97%	1.70%	1.51%	51%	$374,518
2017	$10.48	0.18	0.73	0.91	(0.18)	—	(0.18)	$11.21	8.75%	0.80%	0.97%	1.71%	1.54%	30%	$462,812
2016	$8.85	0.17	1.62	1.79	(0.16)	—	(0.16)	$10.48	20.48%	0.81%	0.98%	1.77%	1.60%	46%	$461,586
2015	$9.41	0.18	(0.54)	(0.36)	(0.20)	—	(0.20)	$8.85	(3.88)%	0.80%	0.97%	1.96%	1.79%	47%	$407,398
2014	$8.45	0.15	0.95	1.10	(0.14)	—	(0.14)	$9.41	13.08%	0.84%	0.96%	1.66%	1.54%	44%	$453,412
Class II
2019(3)	$10.02	0.11	1.36	1.47	(0.12)	(0.65)	(0.77)	$10.72	14.94%	0.92%(4)	1.12%(4)	2.13%(4)	1.93%(4)	22%	$446,209
2018	$11.22	0.18	(1.21)	(1.03)	(0.17)	—(5)	(0.17)	$10.02	(9.28)%	0.93%	1.12%	1.55%	1.36%	51%	$404,210
2017	$10.49	0.17	0.72	0.89	(0.16)	—	(0.16)	$11.22	8.58%	0.95%	1.12%	1.56%	1.39%	30%	$485,136
2016	$8.86	0.15	1.63	1.78	(0.15)	—	(0.15)	$10.49	20.28%	0.96%	1.13%	1.62%	1.45%	46%	$489,026
2015	$9.42	0.17	(0.55)	(0.38)	(0.18)	—	(0.18)	$8.86	(4.02)%	0.95%	1.12%	1.81%	1.64%	47%	$410,920
2014	$8.46	0.13	0.95	1.08	(0.12)	—	(0.12)	$9.42	12.89%	0.99%	1.11%	1.51%	1.39%	44%	$449,906

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 26, 2019, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or

20

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading

21

activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.22% (e.g., the Class I unified fee will be reduced from 0.97% to 0.75%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They

22

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92977 1908

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 23, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2019